LORD ABBETT

STATEMENT OF ADDITIONAL INFORMATION                             DECEMBER 1, 2005

                                   LORD ABBETT
                          DEVELOPING GROWTH FUND, INC.
                          (CLASS A, B, C, AND P SHARES)

This Statement of Additional Information ("SAI") is not a Prospectus. A Prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC ("Lord Abbett Distributor") at 90 Hudson Street, Jersey City, NJ 07302-3973. This SAI relates to, and should be read in conjunction with, the Prospectus for the Lord Abbett Developing Growth Fund, Inc. (the "Fund") dated December 1, 2005.

Shareholder account inquiries should be made by directly contacting the Fund or by calling 800-821-5129. The Annual Report to Shareholders contains additional performance information and is available without charge, upon request by calling 800-874-3733. In addition, you can make inquiries through your dealer.

          TABLE OF CONTENTS

                                                                                PAGE
          1.      Fund History                                                    2
          2.      Investment Policies                                             2
          3.      Management of the Fund                                         10
          4.      Control Persons and Principal Holders of Securities            14
          5.      Investment Advisory and Other Services                         15
          6.      Brokerage Allocations and Other Practices                      18
          7.      Classes of Shares                                              19
          8.      Purchases, Redemptions, Pricing, and Payments to Dealers       24
          9.      Taxation of the Fund                                           28
          10.     Underwriter                                                    30
          11.     Performance                                                    30
          12.     Financial Statements                                           32
          Appendix A.  Fund Portfolio Information Recipients                     33
          Appendix B.  Proxy Voting Policies and Procedures                      38

                                       1.
                                  FUND HISTORY

Lord Abbett Developing Growth Fund, Inc. was incorporated under Maryland law on August 21, 1978, as a diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund has 1,000,000,000 shares of authorized capital stock consisting of five classes of shares (Class A, Class B, Class C, Class P, and Class Y). Only the Fund's Class A, B, C, and P shares are offered by this SAI. The Board of Directors (the "Board") will allocate these authorized shares of capital stock among the classes from time to time. The Fund's Class Y shares are described in a separate statement of additional information.

                                       2.
                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS. The Fund's investment objective in the Prospectus cannot be changed without the approval of a majority of the Fund's outstanding shares.The Fund is subject to the following fundamental investment restrictions that cannot be changed without approval of a majority of the Fund's outstanding shares.

The Fund may not:

     (1) borrow money, except that (i) the Fund may borrow from banks (as defined in the Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law;

     (2) pledge its assets (other than to secure borrowings, or to the extent permitted by the Fund's investment policies as permitted by applicable law);

     (3) engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (4) make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

     (5) buy or sell real estate (except that the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein), or commodities or commodity contracts (except to the extent the Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

     (6) with respect to 75% of its gross assets, buy securities of one issuer representing more than (i) 5% of the Fund's gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) 10% of the voting securities of such issuer;

     (7) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or

     (8) issue senior securities to the extent such issuance would violate applicable law.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first restriction with which the Fund must comply on a continuous basis.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. In addition to the investment objective in the Prospectus and the investment restrictions above that cannot be changed without shareholder approval, the Fund is also subject to the following non-fundamental investment restrictions that may be changed by the Board without shareholder approval.

The Fund may not:

     (1) make short sales of securities or maintain a short position except to the extent permitted by applicable law;

     (2) invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933 ("Rule 144A"), determined by Lord Abbett to be liquid, subject to the oversight of the Board;

     (3) invest in securities issued by other investment companies except to the extent permitted by applicable law, other than Section 12(d)(1)(F) and Section 12(d)(1)(G) of the Act;

     (4) invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of the Fund's total assets (included within such limitation, but not to exceed 2% of the Fund's total assets, are warrants that are not listed on the New York Stock Exchange ("NYSE") or American Stock Exchange or a major foreign exchange);

     (5) invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or development programs, except that the Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities;

     (6) write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in its Prospectus and SAI, as they may be amended from time to time; or

     (7) buy from or sell to any of the Fund's officers, directors, employees, or its investment adviser or any of the adviser's officers, partners, or employees, any securities other than shares of the Fund's common stock.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security.

PORTFOLIO TURNOVER RATE. For the fiscal years ended July 31, 2005 and 2004, the Fund's portfolio turnover rates were 123.83% and 115.55%, respectively.

ADDITIONAL INFORMATION ON PORTFOLIO RISKS, INVESTMENTS, AND TECHNIQUES. This section provides further information on certain types of investments and investment techniques that may be used by the Fund, including their associated risks.

BORROWING MONEY. The Fund may borrow money for certain purposes as described above under "Fundamental Investment Restrictions." If the Fund borrows money and experiences a decline in its net asset value, the borrowing will increase its losses.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Convertible securities are preferred stocks or debt obligations that are convertible into common stock. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. Convertible securities have both equity and fixed income risk characteristics. Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. The market value of convertible securities tends to decline as interest rates increase. If, however, the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. In such a case, a convertible security may lose much or all of its value if the value of the underlying common stock then falls below the conversion price of the security. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly based on its fixed income characteristics, and thus, may not necessarily decline in price as much as the underlying common stock.

DEBT SECURITIES. The Fund may invest in debt securities, such as bonds, debentures, government obligations, commercial paper and pass-through instruments. The value of debt securities may fluctuate based on changes in interest rates and the issuer's financial condition. When interest rates rise or the issuer's financial condition worsens or is perceived by the market to be at greater risk, the value of debt securities tends to decline.

DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S., including increased market, liquidity, currency, political, information, and other risks. Although the Fund may not invest more than 10% of its assets in foreign securities, ADRs are not subject to this limitation.

FOREIGN CURRENCY TRANSACTIONS. In accordance with the Fund's investment objective and policies, the Fund may, but is not required to, engage in various types of foreign currency exchange transactions to seek to hedge against the risk of loss from changes in currency exchange rates. The Fund may employ a variety of investments and techniques, including spot and forward foreign exchange transactions, currency swaps, listed or OTC options on currencies, and currency futures and options on currency futures (collectively, "Foreign Exchange"). Currently, the Fund generally does not intend to hedge most currency risks.

Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets.

The Fund will not speculate in Foreign Exchange. Accordingly, the Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. The Fund may, however, hedge a currency by entering into a Foreign Exchange transaction in a currency other than the currency being hedged (a "cross-hedge"). The Fund will only enter into a cross-hedge if Lord Abbett believes that (i) there is a high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be more cost-effective or provide greater liquidity than executing a similar hedging transaction in the currency being hedged.

Foreign Exchange transactions involve substantial risks. Although the Fund will use Foreign Exchange transactions to hedge against adverse currency movements, Foreign Exchange transactions involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that the Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses. Foreign Exchange transactions may subject the Fund to the risk that the counterparty will be unable to honor its financial obligation to the Fund, and the risk that relatively small market movements may result in large changes in the value of a Foreign Exchange instrument. If the Fund cross-hedges, the Fund will face the risk that the Foreign Exchange instrument purchased will not correlate as expected with the position being hedged.

FOREIGN SECURITIES. The Fund may invest up to 10% of its net assets in foreign securities that are primarily traded outside the United States. This limitation does not include ADRs. Foreign securities may involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers, including the following:

     - Foreign securities may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to foreign securities and changes in exchange control regulations (i.e., currency blockage). A decline in the exchange rate of the foreign currency in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security in U.S. dollars.

     - Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S.

     - Clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures may be unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

     - Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a comparable U.S. issuer.

     - There is generally less government regulation of foreign markets, companies and securities dealers than in the U.S.

     - Foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.

     - Foreign securities may trade on days when the Fund does not sell shares. As a result, the value of the Fund's portfolio securities may change on days an investor may not be able to purchase or redeem Fund shares.

     - With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Fund, and political or social instability or diplomatic developments that could affect investments in those countries.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Although the Fund has no current intention of doing so, the Fund may engage in futures and options on futures transactions in accordance with its investment objective and policies. Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits. At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash or eligible securities called "initial margin." Subsequent payments, called "variation margin," are made on a daily basis as the market price of the futures contract or option fluctuates.

The Fund may purchase and sell futures contracts and purchase and write call and put options on futures contracts for bona fide hedging purposes, including to hedge against changes in interest rates, securities prices, or to the extent the Fund invests in foreign securities, currency exchange rates, or in order to pursue risk management strategies, including gaining efficient exposure to markets and minimizing transaction costs. The Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. The Fund may not purchase or sell futures contracts, options on futures contracts, or options on currencies traded on a CFTC-regulated exchange for non bona fide hedging purposes if the aggregate initial margin and premiums required to establish such positions would exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on any such contracts it has entered into.

Futures contracts and options on futures contracts present substantial risks, including the following:

     - While the Fund may benefit from the use of futures and related options, unanticipated market events may result in poorer overall performance than if the Fund had not entered into any futures or related options transactions.

     - Because perfect correlation between a futures position and a portfolio position that the Fund intends to hedge is impossible to achieve, a hedge may not work as intended, and the Fund may thus be exposed to additional risk of loss.

     - The loss that the Fund may incur in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

     - Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund's net asset value.

     - As a result of the low margin deposits normally required in futures and options on futures trading, a relatively small price movement in a contract may result in substantial losses to the Fund.

     - Futures contracts and related options may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

     - The counterparty to an OTC contract may fail to perform its obligations under the contract.

STOCK INDEX FUTURES. Although the Fund has no current intention of doing so, it may, seek to reduce the volatility in its portfolio through the use of stock index futures contracts. A stock index futures contract is an agreement pursuant to which two parties agree, one to receive and the other to pay, on a specified date an amount of cash equal to a specified dollar amount -- established by an exchange or board of trade -- times the difference between the value of the index at the close of the last trading day of the contract and the price at which the futures contract is originally written. The purchaser pays no consideration at the time the contract is entered into; the purchaser only pays a good faith deposit.

The market value of a stock index futures contract is based primarily on the value of the underlying index. Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract. If a stock index is established that is made up of securities whose market characteristics closely parallel the market characteristics of the securities in the Fund's portfolio, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of the portfolio. Thus, if the Fund sells futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e., the size of the futures position). Conversely, when the Fund has cash available (for example, through substantial sales of shares) and wishes to invest the cash in anticipation of a rising market, the Fund could rapidly hedge against the expected market increase by buying futures contracts to offset the cash position and thus cushion the adverse effect of attempting to buy individual securities in a rising market. Stock index futures contracts are subject to the same risks as other futures contracts discussed above under "Futures Contracts and Options on Futures Contracts." To date, the Fund has not entered into any stock index futures contracts and has no present intention to do so.

ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

     -    Domestic and foreign securities that are not readily marketable.

     - Repurchase agreements and time deposits with a notice or demand period of more than seven days.

     - Certain restricted securities, unless Lord Abbett determines, subject to the oversight of the Board, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A ("144A Securities") and is liquid.

144A Securities may be resold to a qualified institutional buyer without registration and without regard to whether the seller originally purchased the security for investment. Investing in 144A Securities may decrease the liquidity of the Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

INVESTMENT COMPANIES. The Fund may invest in securities of other investment companies subject to limitations prescribed by the Act, except the Fund cannot rely on Sections 12(d)(1)(F) and (G). These limitations include a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which it invests. Such investment companies will generally be money market funds or have investment objectives, policies and restrictions substantially similar to those of the Fund and will be subject to substantially the same risks.

The Fund may, consistent with its investment policies, invest in investment companies established to accumulate and hold a portfolio of securities that is intended to track the price performance and dividend yield of a well-known securities index. The Fund may use such investment company securities for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of such securities may not perfectly parallel the price movement of the underlying index. An example of this type of security is the Standard & Poor's Depositary Receipt, commonly known as a "SPDR."

LISTED OPTIONS ON SECURITIES. The Fund may purchase and write national securities exchange-listed put and call options on securities or securities indices. A "call option" is a contract sold for a price giving its holder the right to buy a specific amount of securities at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. The Fund may write covered call options that are traded on a national securities exchange with respect to securities in its portfolio in an attempt to increase income and to provide greater flexibility in the disposition of portfolio securities. During the period of the option, the Fund forgoes the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds its net premium). The Fund may also enter into "closing purchase transactions" in order to terminate its obligation to deliver the underlying security. This may result in a short-term gain or loss. A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written. If the Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation.

A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. Writing listed put options may be a useful portfolio investment strategy when the Fund has cash or other reserves available for investment as a result of sales of Fund shares or when the investment manager believes a more defensive and less fully invested position is desirable in light of market conditions. The Fund will not purchase an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options. The Fund may write covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its net assets at the time an option is written.

The purchase and writing of options is a highly specialized activity that involves special investment risks. The Fund may use options for hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). If Lord Abbett is incorrect in its expectation of changes in market prices or determination of the correlation between the securities on which options are based and the Fund's portfolio securities, the Fund may incur losses. The use of options can also increase the Fund's transaction costs.

PREFERRED STOCK, WARRANTS, AND RIGHTS. The Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stockholders, but after bond holders and other creditors. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer's common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative and may result in a total loss of the money invested.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction by which the purchaser acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed-upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. The Fund requires at all times that the repurchase agreement be collateralized by cash or U.S. Government securities, its agencies, its instrumentalities, or U.S. Government sponsored enterprises securities ("U.S. Government Securities") having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). Such agreements permit the Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties. The Fund intends to limit repurchase agreements to transactions with dealers and financial institutions believed by Lord Abbett, as the investment manager, to present minimal credit risks. Lord Abbett will monitor the creditworthiness of the repurchase agreement sellers on an ongoing basis.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). This risk is greatly reduced because the Fund receives cash equal to 100% of the price of the security sold. Engaging in reverse repurchase agreements may also involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. The Fund will attempt to minimize this risk by managing its duration. The Fund's reverse repurchase agreements will not exceed 20% of 'its net assets.

SECURITIES LENDING. Although the Fund has no current intention of doing so, the Fund may lend portfolio securities to registered broker-dealers. These loans may not exceed 30% of the Fund's total assets. Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government Securities or other permissible means at least equal to 102% of the market value of the loaned securities. The Fund may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Fund and is acting as a "placing broker." No fee will be paid to affiliated persons of the Fund.

By lending portfolio securities, the Fund can increase income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government securities or other forms of non-cash collateral are received. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

SHORT SALES. The Fund may make short sales of securities or maintain a short position, if at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short. The Fund does not intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales.

TEMPORARY DEFENSIVE INVESTMENTS. As described in the Prospectus, the Fund is authorized to temporarily invest a substantial amount, or even all, of its assets in various short-term fixed-income securities to take a defensive position. These securities include:

     - U.S. Government Securities. These securities include Treasury bills, notes and bonds.

     - Commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

     - Bank certificates of deposit and time deposits. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.

     - Bankers' acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.

     -    Repurchase agreements.

WHEN-ISSUED OR FORWARD TRANSACTIONS. The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government Securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund's custodian in order to pay for the commitment. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date, which could result in depreciation of the value of fixed-income when-issued securities. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

POLICIES AND PROCEDURES GOVERNING DISCLOSURE OF PORTFOLIO HOLDINGS. The Board has adopted policies and procedures with respect to the disclosure of the Fund's portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis. Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand. Except as noted in the three instances below, the Fund does not provide portfolio holdings to any third party until they are made available to the general public on Lord Abbett's website at www.LordAbbett.com or otherwise. The exceptions are as follows:

     1. The Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent public accounting firms, counsel, etc.), as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis within 15 days following the end of the period, and (b) third party consultants on a monthly or calendar quarterly basis within 15 days following period-end for the sole purpose of performing their own analyses with respect to the Fund. The Fund may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Fund;

     2. The Fund may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of up to the ten largest portfolio positions, and/or portfolio performance attribution information as of the month-end within 15 days thereafter to certain Financial Intermediaries; and

     3. The Fund may provide its portfolio holdings or related information in response to governmental requests or subpoenas or in similar circumstances.

Before providing schedules of its portfolio holdings to a third party in advance of making them available to the general public, the Fund obtains assurances through contractual obligations, certifications or other appropriate means such as due diligence sessions and other meetings to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings, and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Fund related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Fund and/or its investment strategies, or for similar purposes. In addition and also in the case of other portfolio related information, written materials will contain appropriate legends requiring that the information be kept confidential and restricting the use of the information. An executive officer of the Fund approves these arrangements subject to the Board's review and oversight, and Lord Abbett provides reports at least semiannually to the Board concerning them. The Board also reviews the Fund's policies and procedures governing these arrangements on an annual basis. These policies and procedures may be modified at any time with the approval of the Board.

Neither the Fund, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Fund related to the Fund's portfolio holdings. For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Fund. Neither the Fund, Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio related information under which the third party would maintain assets in the Fund or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons.

Lord Abbett's Compliance Department periodically reviews and evaluates Lord Abbett's adherence to the above policies and procedures, including the existence of any conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand. The Compliance Department reports to the Board at least annually regarding its assessment of compliance with these policies and procedures.

FUND PORTFOLIO INFORMATION RECIPIENTS. Attached as Appendix A is a list of the third parties that may receive portfolio holdings information under the circumstances described above.

                                       3.
                             MANAGEMENT OF THE FUND

The Board is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. As discussed in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2005, the Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal as provided in the Fund's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

INTERESTED DIRECTOR

The following is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.


                             CURRENT POSITION
NAME, ADDRESS AND            LENGTH OF SERVICE        PRINCIPAL OCCUPATION
YEAR OF BIRTH                WITH FUND                DURING PAST FIVE YEARS                OTHER DIRECTORSHIPS
-----------------            -----------------        ----------------------                -------------------
ROBERT S. DOW                Director since           Managing Partner and Chief            N/A
Lord, Abbett & Co. LLC       1995; Chairman           Executive Officer of Lord Abbett
90 Hudson Street             since 1996               since 1996.
Jersey City, NJ 07302
(1945)

INDEPENDENT DIRECTORS

The following independent or outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.


                             CURRENT POSITION
NAME, ADDRESS AND            LENGTH OF SERVICE        PRINCIPAL OCCUPATION
YEAR OF BIRTH                WITH FUND                DURING PAST FIVE YEARS                OTHER DIRECTORSHIPS
-----------------            -----------------        ----------------------                -------------------
E. THAYER BIGELOW            Director since 1994      Managing General Partner, Bigelow     Currently serves as
Lord, Abbett & Co. LLC                                Media, LLC (since 2000); Senior       director of Adelphia
c/o Legal Dept.                                       Adviser, Time Warner Inc. (1998 -     Communications, Inc.,
90 Hudson Street                                      2000); Acting Chief Executive         Crane Co., and Huttig
Jersey City, NJ 07302                                 Officer of Courtroom Television       Building Products Inc.
(1941)                                                Network (1997-1998); President and
                                                      Chief Executive Officer of Time
                                                      Warner Cable Programming, Inc.
                                                      (1991-1997).

WILLIAM H.T. BUSH            Director since 1998      Co-founder and Chairman of the        Currently serves as
Lord, Abbett & Co. LLC                                Board of the financial advisory       director of WellPoint,
c/o Legal Dept.                                       firm of Bush-O'Donnell & Company      Inc. (since 2002), and
90 Hudson Street                                      (since 1986).                         Engineered Support
Jersey City, NJ 07302                                                                       Systems, Inc. (since
(1938)                                                                                      2000).

ROBERT B. CALHOUN, JR.       Director since 1998      Managing Director of Monitor          Currently serves as
c/o Legal Dept.                                       Clipper Partners (since 1997) and     director of Avondale,
Lord, Abbett & Co. LLC                                President of Clipper Asset            Inc. and Interstate
90 Hudson Street                                      Management Corp. (since 1991), both   Bakeries Corp.
Jersey City, NJ 07302                                 private equity investment funds.
(1942)

JULIE A. HILL                Director since 2004      Owner and CEO of the Hillsdale        Currently serves as
Lord, Abbett & Co. LLC                                Companies, a business consulting      director of WellPoint,
c/o Legal Dept.                                       firm (since 1998); Founder,           Inc.; Resources
90 Hudson Street                                      President and Owner of the            Connection Inc.; and
Jersey City, NJ 07302                                 Hiram-Hill and Hillsdale              Holcim (US) Inc. (a
(1946)                                                Development Companies                 subsidiary of Holcim
                                                      (1998-2000).                          Ltd.).

FRANKLIN W. HOBBS            Director since 2000      Former Chief Executive Officer of     Currently serves as
Lord, Abbett & Co. LLC                                Houlihan Lokey Howard & Zukin, an     director of Adolph Coors
c/o Legal Dept.                                       investment bank (January 2002 -       Company.
90 Hudson Street                                      April 2003); Chairman of Warburg
Jersey City, NJ 07302                                 Dillon Read (1999-2001); Global
(1947)                                                Head of Corporate Finance of SBC
                                                      Warburg Dillon Read (1997-1999);
                                                      Chief Executive Officer of Dillon,
                                                      Read & Co. (1994-1997).

C. ALAN MACDONALD            Director since 1988      Retired - General Business and        Currently serves as
Lord, Abbett & Co. LLC                                Governance Consulting (since 1992);   director of H.J. Baker
c/o Legal Dept.                                       formerly President and CEO of         (since 2003).
90 Hudson Street                                      Nestle Foods.
Jersey City, NJ 07302
(1933)

THOMAS J. NEFF               Director since 1982      Chairman of Spencer Stuart (U.S.),    Currently serves as
Lord, Abbett & Co. LLC                                an executive search consulting firm   director of Ace, Ltd.
c/o Legal Dept.                                       (since 1996); President of Spencer    (since 1997) and Hewitt
90 Hudson Street                                      Stuart (1979-1996).                   Associates, Inc.
Jersey City, NJ 07302
(1937)

None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

NAME AND                         CURRENT POSITION     LENGTH OF SERVICE         PRINCIPAL OCCUPATION
YEAR OF BIRTH                    WITH FUND            OF CURRENT POSITION       DURING PAST FIVE YEARS
-------------                    ----------------     -------------------       ----------------------
ROBERT S. DOW                    Chief Executive      Elected in 1995           Managing Partner and Chief Executive Officer
(1945)                           Officer and                                    of Lord Abbett (since 1996).
                                 President

F. THOMAS O'HALLORAN             Executive Vice       Elected in 2001           Partner and Investment Manager, joined Lord
(1955)                           President                                      Abbett in 2001; formerly Executive
                                                                                Director/Senior Research Analyst at Dillon
                                                                                Read/UBS Warburg.

JAMES BERNAICHE                  Chief Compliance     Elected in 2004           Chief Compliance Officer, joined Lord Abbett
(1956)                           Officer                                        in 2001; formerly Vice President and Chief
                                                                                Compliance Officer with Credit Suisse Asset
                                                                                Management.

JOAN A. BINSTOCK                 Chief Financial      Elected in 1999           Partner and Chief Operations Officer, joined
(1954)                           Officer and Vice                               Lord Abbett in 1999.
                                 President

LESLEY-JANE DIXON                Vice President       Elected in 1999           Partner and Investment Manager, joined Lord
(1964)                                                                          Abbett in 1995.

JOHN K. FORST                    Vice President and   Elected in 2005           Deputy General Counsel, joined Lord Abbett
(1960)                           Assistant Secretary                            in 2004; prior thereto Managing Director
                                                                                and Associate General Counsel at New York
                                                                                Life Investment Management LLC (2002-2003);
                                                                                formerly Attorney at Dechert LLP
                                                                                (2000-2002).

LAWRENCE H. KAPLAN               Vice President and   Elected in 1997           Partner and General Counsel, joined Lord
(1957)                           Secretary                                      Abbett in 1997.

ROBERT G. MORRIS                 Vice President       Elected in 1995           Partner and Chief Investment Officer,
(1944)                                                                          joined Lord Abbett in 1991.

A. EDWARD OBERHAUS, III          Vice President       Elected in 1996           Partner and Manager of Equity Trading,
(1959)                                                                          joined Lord Abbett in 1983.

CHRISTINA T. SIMMONS             Vice President and   Elected in 2000           Assistant General Counsel, joined Lord
(1957)                           Assistant Secretary                            Abbett in 1999.

BERNARD J. GRZELAK               Treasurer            Elected in 2003           Director of Fund Administration, joined Lord
(1971)                                                                          Abbett in 2003; formerly Vice President,
                                                                                Lazard Asset Management LLC (2000-2003);
                                                                                prior thereto of Deloitte & Touche LLP.

COMMITTEES
The standing committees of the Board are the Audit Committee, the Proxy Committee, and the Nominating and Governance Committee.

The Audit Committee is composed wholly of Directors who are not "interested persons" of the Fund. The members of the Audit Committee are Messrs. Bigelow, Calhoun, Hobbs and Ms. Hill. The Audit Committee provides assistance to the Board in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Fund, and the quality and integrity of the Fund's financial reports. Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of the Fund's independent registered public accounting firm and considering violations of the Fund's Code of Ethics to determine what action should be taken. The Audit Committee meets quarterly and during the past fiscal year met four times.

The Proxy Committee is composed of at least two Directors who are not "interested persons" of the Fund, and also may include one or more directors who are partners or employees of Lord Abbett. The current members of the Proxy Committee are three independent Directors: Messrs., Bush, MacDonald, and Neff. The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest. During the past fiscal year, the Proxy Committee met six times.

The Nominating and Governance Committee is composed of all the Directors who are not "interested persons" of the Fund. Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as independent Directors and as committee members; and (ii) periodically reviewing director/trustee compensation. During the past fiscal year, the Nominating and Governance Committee met three times. The Nominating and Governance Committee has adopted policies with respect to its consideration of any individual recommended by the Fund's shareholders to serve as an independent Director. A shareholder who would like to recommend a candidate may write to the Fund.

The Contracts Committee consists of all directors who are not "interested persons" of the Fund. The Contracts Committee conducts much of the factual inquiry undertaken by the directors in connection with the Board's annual consideration of whether to renew the management and other contracts with Lord Abbett and Lord Abbett Distributor. Although the Contracts Committee did not hold any formal meetings during the last fiscal year, members of the Committee conducted inquiries into the portfolio management approach and results of Lord Abbett, and reported the results of those inquiries to the Nominating and Governance Committee.

COMPENSATION DISCLOSURE
The following table summarizes the compensation for each of the directors/trustees for the Fund and for all Lord Abbett-sponsored funds.

The second column of the following table sets forth the compensation accrued by the Fund for outside Directors. The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the outside directors/trustees, and amounts payable but deferred at the option of the director/trustee. No director/trustee of the funds associated with Lord Abbett and no officer of the funds received any compensation from the funds for acting as a director/trustee or officer.

(1)                            (2)                                     (3)
                               FOR THE FISCAL YEAR ENDED               FOR YEAR ENDED DECEMBER 31, 2004
                               JULY 31, 2005 AGGREGATE                 TOTAL COMPENSATION PAID BY THE FUND AND
NAME OF DIRECTOR               COMPENSATION ACCRUED BY THE FUND(1)     THIRTEEN OTHER LORD ABBETT-SPONSORED FUNDS(2)
----------------               -----------------------------------     ---------------------------------------------
E. Thayer Bigelow                       $    3,593                     $    127,364
William H.T. Bush                       $    3,442                     $    126,320
Robert B. Calhoun, Jr.                  $    3,103                     $    127,000
Julie A. Hill                           $    3,396                     $    111,417
Franklin W. Hobbs                       $    2,814                     $    118,500
C. Alan MacDonald                       $    3,707                     $    131,320
Thomas J. Neff                          $    2,757                     $    117,000

----------

(1) Independent Directors' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by the Fund to its Independent Directors may be deferred at the option of a Director under an equity-based plan (the "equity-based plan") that deems the deferred amounts to be invested in shares of the Fund for later distribution to the Directors. In addition, $25,000 of each Director's retainer must be deferred and is deemed invested in shares of the Fund and other Lord Abbett-sponsored funds under the equity-based plan. Of the amounts shown in the second column, the total deferred amounts for the Directors are $471, $730, $3,103, $1,421, $2,814, $471 and $2,757,
     respectively.

(2) The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2004, including fees directors/trustees have chosen to defer.

The following chart provides certain information about the dollar range of equity securities beneficially owned by each Director in the Fund and other Lord Abbett-sponsored funds as of December 31, 2004. The amounts shown include deferred compensation to the Directors deemed invested in fund shares. The amounts ultimately received by the Directors under the deferred compensation plan will be directly linked to the investment performance of the funds.


                                    DOLLAR RANGE OF EQUITY         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
   NAME OF DIRECTOR                 SECURITIES IN THE FUND               IN LORD ABBETT-SPONSORED FUNDS
   ----------------                 ----------------------         -------------------------------------------
   Robert S. Dow                         Over $100,000                            Over $100,000
   E. Thayer Bigelow                     Over $100,000                            Over $100,000
   William H. T. Bush                     $1-$10,000                              Over $100,000

   Robert B. Calhoun, Jr.               $10,001-$50,000                           Over $100,000
   Julie A. Hill                          $1-$10,000                            $50,001-$100,000
   Franklin W. Hobbs                    $10,001-$50,000                           Over $100,000
   C. Alan MacDonald                   $50,001-$100,000                           Over $100,000
   Thomas J. Neff                        Over $100,000                            Over $100,000

CODE OF ETHICS
The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Fund's Code of Ethics which complies, in substance, with Rule 17j-1 of the Act and each of the recommendations of the Investment Company Institute's Advisory Group on Personal Investing. Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, prohibiting profiting on trades of the same security within 60 days and trading on material and non-public information. The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

PROXY VOTING

The Fund has delegated proxy voting responsibilities to the Fund's investment adviser, Lord Abbett, subject to the Proxy Committee's general oversight. Lord Abbett has adopted its own proxy voting policies and procedures for this purpose. A copy of Lord Abbett's proxy voting policies and procedures is attached as Appendix B.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ending June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available on the SEC's website at www.sec.gov. The Fund also has made this information available, without charge, on Lord Abbett's website at www.LordAbbett.com.

                                       4.
               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of November 9, 2005, the Fund's officers and Directors, as a group, owned less than 1% of the Fund's outstanding shares. As of November 9, 2005, to the best of our knowledge, the following record holders held 5% or more of the specified class of the Fund's outstanding shares:


Edward Jones & Co.                  Class A          14.61%
Shareholders Accounting
201 Progress Pkwy
Maryland Hts., MO  63043

Edward Jones & Co.                  Class B           6.55%
Shareholder Accounting
201 Progress Pkwy
Maryland Hts., MO  63043

Citigroup Global Markets Inc.       Class B          10.10%
C/o Peter Booth
333 West 34th St. 3rd Floor
New York, NY  10001

MLPF&S for the Sole Benefit         Class B          14.38%
Of its Customers
4800 Deer Lake Dr.
Jacksonville, FL 32246

Citigroup Global Markets Inc.       Class C          14.75%
C/o Peter Booth
333 West 34th St.
New York, NY  10001

MLPF&S for the Sole Benefit         Class C          24.11%
Of its Customers
4800 Deer Lake Dr.
Jacksonville, FL 32246

MLPF&S for the Sole Benefit         Class P          56.05%
Of its Customers
4800 Deer Lake Dr.
Jacksonville, FL  32246

Copeland Retirement Trust Acct      Class P          31.51%
Smith Barney Corporate Trust
2 Tower Center
PO Box 1063
East Brunswick, NJ 08816

Citigroup Global Markets Inc.       Class P           9.15%
C/o Peter Booth
333 West 34th St.
New York, NY 10001


Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders. As of November 9, 2005, to the best of our knowledge, the following record holder held 25% or more the Funds' outstanding shares.

MLPF&S for the Sole Benefit
Of its Customers
4800 Deer Lake Dr.
Jacksonville, FL  32246

                                       5.
                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

As described under "Management" in the Prospectus, Lord Abbett is the Fund's investment adviser. The following partners of Lord Abbett are also officers of the Fund: Joan A. Binstock, Lawrence H. Kaplan, Robert G. Morris, and A. Edward Oberhaus, III. Robert S. Dow is a partner of Lord Abbett and an officer and Trustee of the Fund. The other partners of Lord Abbett are: Michael Brooks, Zane
E. Brown, Patrick Browne, John J. DiChiaro, Sholom Dinsky, Lesley-Jane Dixon, Milton Ezrati, Kevin P. Ferguson, Robert P. Fetch, Daria L. Foster, Daniel H. Frascarelli, Robert I. Gerber, Michael S. Goldstein, Michael A. Grant, Howard E. Hansen, Gerard Heffernan, Charles Hofer, W. Thomas Hudson, Cinda Hughes, Ellen
G. Itskovitz, Jerald Lanzotti, Richard Larsen, Robert A. Lee, Maren Lindstrom, Gregory M. Macosko, Thomas Malone, Charles Massare, Jr., Paul McNamara, Robert
J. Noelke, F. Thomas O'Halloran, R. Mark Pennington, Walter Prahl, Michael Radziemski, Eli M. Salzmann, Douglas B. Sieg, Richard Sieling, Michael T. Smith, Richard Smola, Jarrod Sohosky, Diane Tornejal, Christopher J. Towle, Edward von der Linde and Marion Zapolin. The address of each partner is 90 Hudson Street, Jersey City, NJ 07302-3973.

Under the Management Agreement between Lord Abbett and the Fund, the Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at the annual rate of .75 of 1% of the portion of the Fund's net assets not in excess of $100,000,000; and .50 of 1% of such assets over $100,000,000. This fee is allocated among the classes based on the classes' proportionate share of such average daily net assets.

For the fiscal years ended July 31, 2005, 2004, and 2003, Lord Abbett received management fees of $5,015,336, $6,128,926, and $5,720,450, respectively.

The Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, outside directors'/trustees' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, , insurance premiums, and other expenses connected with executing portfolio transactions.

Although not obligated to do so, Lord Abbett may waive all or a part of its management fees and/or may assume other expenses of the Fund.

INVESTMENT MANAGERS
As stated in the Prospectus, Lord Abbett uses a team of investment managers and analysts acting together to manage the investments of the Fund.

F. Thomas O'Halloran heads the team of the Developing Growth Fund and is primarily responsible for the day-to-day management of the Fund.

The following table indicates for the Fund as of July 31, 2005: (1) the number of other accounts managed by each investment manager who is primarily responsible for the day-to-day management of the Fund within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category. For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account. Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses Retirement and Benefit Plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries unaffiliated with Lord Abbett. (The data shown below are approximate.)


                                                      OTHER ACCOUNTS MANAGED (# AND TOTAL ASSETS IN MILLIONS)*
                                                      --------------------------------------------------------
                                                                             OTHER POOLED
                                                  REGISTERED INVESTMENT       INVESTMENT
FUND                      NAME                          COMPANIES              VEHICLES           OTHER ACCOUNTS
----                      ----                    ---------------------      ------------         --------------
Developing Growth Fund    F. Thomas O'Halloran         2 / $ 117.3              0 / $0              3 / $ 97.4


* Included in the number of accounts and total assets are 0 accounts with respect to which the management fee is based on the performance of the account.

Conflicts of interest may arise in connection with the investment managers' management of the investments of the Fund and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Fund and other accounts with similar investment objectives and policies. An investment manager potentially could use information concerning Fund's transactions to the advantage of other accounts and to the detriment of the Fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the Fund. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment managers' management of the investments of the Fund and the investments of the other accounts referenced in the table above.

COMPENSATION OF INVESTMENT MANAGERS

Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation takes into account the investment manager's experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the investment manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors. Investment results are evaluated based on an assessment of the investment manager's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the investment manager's assets under management, the revenues generated by those assets, or the profitability of the investment manager's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses investment managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to an investment manager's profit-sharing account are based on a percentage of the investment manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

HOLDINGS OF INVESTMENT MANAGERS
The following table indicates for the Fund the dollar range of shares beneficially owned by each investment manager who is primarily responsible for the day-to-day management of the Fund, as of July 31, 2005. This table includes the value of shares beneficially owned by such investment managers through 401(k) plans and certain other plans or accounts, if any.


                                                         DOLLAR RANGE OF SHARES IN THE FUND
                                           ---------------------------------------------------------------
                                                      $1-     $10,001-   $50,001-    $100,001-  $500,001-        over
FUND                NAME                   NONE     $10,000    $50,000   $100,000    $500,000   $1,000,000    $1,000,000
----                ----                   ----     -------   --------   --------    ---------  ----------    ----------
Developing Growth
Fund                F. Thomas O'Halloran                                                            X

ADMINISTRATIVE SERVICES

Pursuant to an Administrative Agreement under which Lord Abbett provides certain administrative services not involving the provision of investment advice to the Fund, the Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of .04%. This fee is allocated among the classes of shares of the Fund based on average daily net assets.

The administrative services fees payable to Lord Abbett for the Fund are as follows:


                          2005                 2004               2003
                          ----                 ----               ----
                          $  381,227           $  470,314         $  258,005

PRINCIPAL UNDERWRITER
Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Fund.

CUSTODIAN AND ACCOUNTING AGENT
State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO, 64105 is the Fund's custodian. The custodian pays for and collects proceeds of securities bought and sold by the Fund and attends to the collection of principal and income. The custodian may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by the Fund in foreign countries and to hold cash and currencies for the Fund. In accordance with the requirements of Rule 17f-5, the Board has approved arrangements permitting the Fund's foreign assets not held by the custodian or its foreign branches to be held by certain qualified foreign banks and depositories. In addition, State Street Bank and Trust Company performs certain accounting and record keeping functions relating to portfolio transactions and calculates the Fund's net asset value.

TRANSFER AGENT

DST Systems, Inc., 210 W. 10th St., Kansas City, MO, 64106, acts as the transfer agent and dividend disbursing agent for the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, Two World Financial Center, New York, NY, 10281, is the Independent Registered Public Accounting Firm of the Fund and must be approved at least annually by the Fund's Board to continue in such capacity. Deloitte & Touche LLP performs audit services for the Fund, including the examination of financial statements included in the Fund's Annual Report to Shareholders.

                                       6.
                    BROKERAGE ALLOCATIONS AND OTHER PRACTICES

Lord Abbett's and the Fund's policy is to obtain best execution on all portfolio transactions, which means that it seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers' services. Consistent with obtaining best execution, the Fund may pay, as described below, a higher commission than some brokers might charge on the same transaction. Lord Abbett's and the Fund's policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, the Fund, if considered advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Broker-dealers are selected on the basis of their professional capability to obtain best execution of the Fund's portfolio transactions. Normally, the selection is made by traders who are employees of Lord Abbett. These traders also do the trading for other accounts -- investment companies and other investment clients -- managed by Lord Abbett. They are responsible for seeking best execution.

In transactions on stock exchanges in the United States, commissions are typically negotiated, whereas on many foreign stock exchanges commissions are fixed. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Purchases from underwriters of newly-issued securities for inclusion in the Fund's portfolio usually will include a concession paid to the underwriter by the issuer, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

The Fund pays a commission rate that Lord Abbett believes is appropriate to give maximum assurance that the Fund's brokers will provide the Fund, on a continuing basis, with the highest level of brokerage services available. While Lord Abbett does not always seek the lowest possible commissions on particular trades, Lord Abbett believes that the Fund's commission rates are in line with the rates that many other institutions pay. The Fund's traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers, viewed in terms of either the particular transaction or the overall responsibilities of Lord Abbett with respect to the Fund and the other accounts Lord Abbett manages. Such services include showing the Fund trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, confidential treatment, promptness and reliability.

While neither Lord Abbett nor the Fund obtains third party research services from brokers executing portfolio transactions for the Fund, some of these brokers may provide proprietary research services, at least some of which are useful to Lord Abbett in its overall responsibilities with respect to the Fund and the other accounts Lord Abbett manages. In addition, Lord Abbett purchases third party research with its own funds. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Such services may be used by Lord Abbett in servicing all its accounts, and not all of such services will necessarily be used by Lord Abbett in connection with its management of the Fund. Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with its management of the Fund, and not all of such services will necessarily be used by Lord Abbett in connection with its advisory services to such other accounts. Lord Abbett cannot allocate research services received from brokers to any particular account, research services are not a substitute for Lord Abbett's services but are supplemental to its own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into its investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of proprietary research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be increased if it attempted to generate such additional information through its own staff.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.

Lord Abbett seeks to combine or "batch" purchases or sales of a particular security placed at the same time for similarly situated accounts, including the Fund, to facilitate "best execution" and to reduce other transaction costs, if relevant. Each account that participates in a particular batched order, including the Fund, will do so at the average share price for all transactions related to that order in that security on that business day. Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating accounts in proportion to the size of the order placed for each account (i.e., pro-rata). Lord Abbett, however, may increase or decrease the amount of securities allocated to one or more accounts if necessary to avoid holding odd-lot or small numbers of shares in a client account. In addition, if Lord Abbett is unable to execute fully a batched transaction and determines that it would be impractical to allocate a small number of securities on a pro-rata basis among the participating accounts, Lord Abbett allocates the securities in a manner it determines to be fair to all accounts over time.

At times, Lord Abbett is not able to batch purchases and sales for all accounts or products it is managing, such as when an individually-managed account client directs us to use a particular broker for a trade (sometimes referred to as "directed accounts"), or when Lord Abbett is placing transactions for separately managed account programs (sometimes referred to as "wrap programs"). When it does not batch purchases and sales, Lord Abbett usually uses a rotation process for placing equity transactions on behalf of the different groups of accounts or products with respect to which transactions are communicated to the trading desk or placed at or about the same time. Generally, Lord Abbett will place trades first for transactions on behalf of the Lord Abbett funds and non-directed individually-managed institutional accounts, second for wrap programs, by program, and finally for directed accounts.

For the fiscal years ended July 31, 2005, 2004, and 2003, the Fund paid total commissions on transactions of securities to independent broker dealers of $132,028, $93,184, $132,454, respectively.

                                       7.
                                CLASSES OF SHARES

The Fund offers investors different classes of shares in this SAI. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices. Investors should read this section carefully to determine which class represents the best investment option for their particular situation.

All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights. Additional classes, series, or funds may be added in the future. The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series, or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund. However, the Rule exempts the selection of the independent registered public accounting firm, the approval of a contract with a principal underwriter and the election of directors from the separate voting requirements.

The Fund's By-Laws provide that the Fund shall not hold a meeting of its shareholders in any year unless one or more matters are required to be acted on by shareholders under the Act, or unless called by a majority of the Board or by shareholders holding at least one quarter of the stock of the Fund outstanding and entitled to vote at the meeting. When any such meeting is held, the shareholders will elect directors.

CLASS A SHARES. If you buy Class A shares, you pay an initial sales charge on investments of less than $1 million or on investments for Retirement and Benefit Plans with less than 100 eligible employees or on investments that do not qualify under the other categories listed under "Net Asset Value Purchases of Class A Shares." If you purchase Class A shares as part of an investment of at least $1 million (or for certain Retirement and Benefit Plans) in shares of one or more Lord Abbett-sponsored funds, you will not pay an initial sales charge, but, subject to certain exceptions, if you redeem any of those shares on or before the 12th month after the month in which you buy them (24th month if the shares were purchased prior to November 1, 2004), you may pay a contingent deferred sales charge ("CDSC") of 1%.

CLASS B SHARES. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the sixth anniversary of buying them, you will normally pay a CDSC to Lord Abbett Distributor. That CDSC varies depending on how long you own shares. Class B shares are subject to service and distribution fees at an annual rate of 1% of the average daily net asset value of the Class B shares. The CDSC and the Rule 12b-1 plan applicable to the Class B shares are described in the Fund's Prospectus.

CONVERSIONS OF CLASS B SHARES. The conversion of Class B shares after the eighth anniversary of their purchase is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder.

CLASS C SHARES. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the first anniversary of buying them, you will normally pay a CDSC of 1% to Lord Abbett Distributor. Class C shares are subject to service and distribution fees at an annual rate of 1% of the average daily net asset value of the Class C shares. The CDSC and the Rule 12b-1 plan applicable to the Class C shares are described in the Fund's Prospectus.

CLASS P SHARES. If you buy Class P shares, you pay no sales charge at the time of purchase, and if you redeem your shares you pay no CDSC. Class P shares are subject to service and distribution fees at an annual rate of .45 of 1% of the average daily net asset value of the Class P shares. The Rule 12b-1 plan, applicable to the Class P shares, is described in the Fund's Prospectus. Class P shares are available to a limited number of investors.

RULE 12b-1 PLANS
CLASS A, B, C, AND P. The Fund has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 of the Act for each of the classes offered in this SAI: the "A Plan," the "B Plan," the "C Plan," and the "P Plan," respectively. The principal features of each Plan are described in the Prospectus; however, this SAI contains additional information that may be of interest to investors. Each Plan is a compensation plan, allowing each class to pay a fixed fee to Lord Abbett Distributor that may be more or less than the expenses Lord Abbett Distributor actually incurs. In adopting each Plan and in approving its continuance, the Board has concluded that there is a reasonable likelihood that each Plan will benefit its respective class and its shareholders. The expected benefits include greater sales and lower redemptions of class shares, which should allow each class to maintain a consistent cash flow, and a higher quality of service to shareholders by authorized institutions than would otherwise be the case. Each Plan compensates Lord Abbett Distributor for financing activities primarily intended to sell shares of the Fund. These activities include, but are not limited to, the preparation and distribution of advertising material and sales literature and other marketing activities. Lord Abbett Distributor also uses amounts received under each Plan, as described in the Prospectus, for payments to dealers and other agents for (i) providing continuous services to shareholders, such as answering shareholder inquiries, maintaining records, and assisting shareholders in making redemptions, transfers, additional purchases and exchanges and (ii) their assistance in distributing shares of the Fund.

The amounts paid by the Fund to Lord Abbett Distributor pursuant to the A Plan, B Plan, C Plan and the P Plan for the fiscal year ended July 31, 2005 were $1,870,004, $1,131,372, $627,144, and $334,802, respectively. Lord Abbett
Distributor forwarded such amounts as payments to dealers and other agents under the respective plans.

Each Plan requires the Board to review, on a quarterly basis, written reports of all amounts expended pursuant to the Plan, the purposes for which such expenditures were made, and any other information the Board reasonably requests to enable it to make an informed determination of whether the Plans should be continued. Each Plan shall continue in effect only if its continuance is specifically approved at least annually by vote of the Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("outside Directors"), cast in person at a meeting called for the purpose of voting on the Plan. No Plan may be amended to increase materially above the limits set forth therein the amount spent for distribution expenses thereunder without approval by a majority of the outstanding voting securities of the applicable class and the approval of a majority of the Directors including a majority of the outside Directors. As long as the Plans are in effect, the selection or nomination of outside Directors is committed to the discretion of the outside Directors.

One Director, Thomas J. Neff, may be deemed to have an indirect financial interest in the operation of the Plans. Mr. Neff, an independent director of the Fund, also is a director of Hewitt Associates, Inc. and owns less than .01 of 1% of the outstanding shares of Hewitt Associates, Inc. Hewitt Associates is a global human resources outsourcing and consulting firm with approximately $2.2 billion in revenue in fiscal 2004. Hewitt Financial Services LLC, a subsidiary of Hewitt Associates, Inc., may receive payments from the 12b-1 Plans of the Fund and/or other Lord Abbett-sponsored Funds. In the twelve months ended October 31, 2005, Hewitt Financial Services LLC received 12b-1 payments totaling approximately $320,000 from all of the Lord Abbett-sponsored Funds in the aggregate.

Payments made pursuant to a Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. A Plan terminates automatically if it is assigned. In addition, each Plan may be terminated at any time by vote of a majority of the outside Directors or by vote of a majority of the outstanding voting securities of such class.

CONTINGENT DEFERRED SALES CHARGES. A CDSC applies upon early redemption of shares regardless of class, and (i) will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price and (ii) will not be imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions) and upon early redemption of shares. In the case of Class A shares, this increase is represented by shares having an aggregate dollar value in your account. In the case of Class B and Class C shares, this increase is represented by that percentage of each share redeemed where the net asset value exceeded the initial purchase price.

CLASS A SHARES. As stated in the Prospectus, subject to certain exceptions, a CDSC of 1% is imposed with respect to those Class A shares (or Class A shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) on which a one-time distribution fee of up to 1% has been paid if such shares are redeemed out of the Lord Abbett-sponsored fund within a period of 12 months (24 months if the shares were purchased prior to November 1, 2004) from the end of the month in which the original sale occurred.

CLASS B SHARES. As stated in the Prospectus, subject to certain exceptions, if Class B shares (or Class B shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) are redeemed out of the Lord Abbett-sponsored funds for cash before the sixth anniversary of their purchase, a CDSC will be deducted from the redemption proceeds. The Class B CDSC is paid to Lord Abbett Distributor to reimburse its expenses, in whole or in part, for providing distribution-related services to the Fund in connection with the sale of Class B shares.

To minimize the effects of the CDSC or to determine whether the CDSC applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held on or after the sixth anniversary of their purchase, and (3) shares held the longest before such sixth anniversary.

The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

ANNIVERSARY OF THE DAY ON                            CONTINGENT DEFERRED SALES CHARGE
WHICH THE PURCHASE ORDER WAS ACCEPTED                ON REDEMPTIONS (AS % OF AMOUNT SUBJECT TO CHARGE)
-------------------------------------                -------------------------------------------------
Before the 1st                                       5.0%
On the 1st, before the 2nd                           4.0%
On the 2nd, before the 3rd                           3.0%
On the 3rd, before the 4th                           3.0%
On the 4th, before the 5th                           2.0%
On the 5th, before the 6th                           1.0%
On or after the 6th anniversary                      None

In the table, an "anniversary" is the same calendar day in each respective year after the date of purchase. All purchases are considered to have been made on the business day on which the purchase order was accepted.

CLASS C SHARES. As stated in the Prospectus, subject to certain exceptions, if Class C shares are redeemed for cash before the first anniversary of their purchase, the redeeming shareholder normally will be required to pay to Lord Abbett Distributor a CDSC of 1% of the lower of cost or the then net asset value of Class C shares redeemed. If such shares are exchanged into the same class of another Lord Abbett-sponsored fund and subsequently redeemed before the first anniversary of their original purchase, the charge also will be collected by Lord Abbett Distributor.

GENERAL. The percentage (1% in the case of Class A and Class C shares and 5% through 1% in the case of Class B shares) used to calculate CDSCs described above for the Class A, Class B, and Class C shares is sometimes hereinafter referred to as the "Applicable Percentage."

With respect to Class A shares, a CDSC will not be assessed at the time of certain transactions, including redemptions by participants or beneficiaries from certain Retirement and Benefit Plans and benefit payments under Retirement and Benefit Plans in connection with plan loans, hardship withdrawals, death, retirement or separation from service and for returns of excess contributions to retirement plan sponsors. With respect to Class A share purchases by Retirement and Benefit Plans made through Financial Intermediaries that have special arrangements with the Fund and/or Lord Abbett Distributor, no CDSC will be assessed at the time of redemptions that continue as investments in another fund participating in the program provided the Plan has not redeemed all, or substantially all, of its assets from the Lord Abbett-sponsored funds. With respect to Class B shares, no CDSC is payable for redemptions (i) in connection with Systematic Withdrawal Plan and Div-Move services as described below under those headings, (ii) in connection with a mandatory distribution under 403(b) plans and IRAs and (iii) in connection with the death of the shareholder. In the case of Class A shares, the CDSC is received by the Fund (if the purchase was made prior to November 1, 2004) or by Lord Abbett Distributor (if the purchase was made on or after November1, 2004) and is intended to reimburse all or a portion of the amount paid by the Fund, or Lord Abbett Distributor, as the case may be, if the shares are redeemed before the Fund has had an opportunity to realize the anticipated benefits of having a long-term shareholder account in the Fund. In the case of Class B and Class C shares, the CDSC is received by Lord Abbett Distributor and is intended to reimburse its expenses of providing distribution-related services to the Fund (including recoupment of the commission payments made) in connection with the sale of Class B and Class C shares before Lord Abbett Distributor has had an opportunity to realize its anticipated reimbursement by having such a long-term shareholder account subject to the B or C Plan distribution fee.

In no event will the amount of the CDSC exceed the Applicable Percentage of the lesser of (i) the net asset value of the shares redeemed or (ii) the original cost of such shares (or of the exchanged shares for which such shares were acquired). No CDSC will be imposed when the investor redeems (i) shares representing an aggregate dollar amount of his or her account, in the case of Class A shares, (ii) that percentage of each share redeemed, in the case of Class B and Class C shares, derived from increases in the value of the shares above the total cost of shares being redeemed due to increases in net asset value, (iii) shares with respect to which no Lord Abbett-sponsored fund paid a 12b-1 fee and, in the case of Class B shares, Lord Abbett Distributor paid no sales charge or service fee (including shares acquired through reinvestment of dividend income and capital gains distributions) or (iv) shares that, together with exchanged shares, have been held continuously for 12 months (24 months if the shares were purchased prior to November 1, 2004) from the end of the month in which the original sale occurred (in the case of Class A shares); for six years or more (in the case of Class B shares) and for one year or more (in the case of Class C shares). In determining whether a CDSC is payable, (a) shares not subject to the CDSC will be redeemed before shares subject to the CDSC and
(b) of the shares subject to a CDSC, those held the longest will be the first to be redeemed.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors that you should discuss with your financial adviser. The Fund's class-specific expenses and the effect of the different types of sales charges on your investment will affect your investment results over time. The most important factors are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

In the following discussion, to help provide you and your financial adviser with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We used the sales charge rates that generally apply to Class A, Class B, and Class C, and considered the effect of the higher distribution fees on Class B and Class C expenses (which will affect your investment return). Of course, the actual performance of your investment cannot be predicted and will vary based on the Fund's actual investment returns, the operating expenses borne by each class of shares, and the class of shares you purchase. The factors briefly discussed below are not intended to be investment advice, guidelines or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

HOW LONG DO YOU EXPECT TO HOLD YOUR INVESTMENT? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. For example, over time, the reduced sales charges available for larger purchases of Class A shares may offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-specific expenses on Class B or Class C shares for which no initial sales charge is paid. Because of the effect of class-based expenses, your choice should also depend on how much you plan to invest.

INVESTING FOR THE SHORT TERM. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. This is because of the effect of the Class B CDSC if you redeem before the sixth anniversary of your purchase, as well as the effect of the Class B distribution fee on the investment return for that class in the short term. Class C shares might be the appropriate choice (especially for investments of less than $50,000), because there is no initial sales charge on Class C shares, and the CDSC does not apply to amounts you redeem after holding them one year.

However, if you plan to invest more than $50,000 for the short term, then the more you invest and the more your investment horizon increases toward six years, the more attractive the Class A share option may become. This is because the annual distribution fee on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

In addition, it may not be suitable for you to place an order for Class B or Class C shares for Retirement and Benefit Plans with at least 100 eligible employees or for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans and that have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases. You should discuss this with your financial advisor.

INVESTING FOR THE LONGER TERM. If you are investing for the longer term (for example, to provide for future college expenses for your child) and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate investment option, if you plan to invest less than $50,000. If you plan to invest more than $50,000 over the long term, Class A shares will likely be more advantageous than Class B shares or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund's Rights of Accumulation.

Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, and should not be relied on as rigid guidelines.

ARE THERE DIFFERENCES IN ACCOUNT FEATURES THAT MATTER TO YOU? Some account features are available in whole or in part to Class A, Class B, and Class C shareholders. Other features (such as Systematic Withdrawal Plans) might not be advisable in non-Retirement and Benefit Plan accounts for Class B shareholders (because of the effect of the CDSC on the entire amount of a withdrawal if it exceeds 12% annually) and in any account for Class C shareholders during the first year of share ownership (due to the CDSC on withdrawals during that year). See "Systematic Withdrawal Plan" under "Services For Fund Investors" in the Prospectus for more information about the 12% annual waiver of the CDSC for Class B. You should carefully review how you plan to use your investment account before deciding which class of shares you buy. For example, the dividends payable to Class B and Class C shareholders will be reduced by the expenses borne solely by each of these classes, such as the higher distribution fee to which Class B and Class C shares are subject.

HOW DO PAYMENTS AFFECT MY BROKER? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class than for selling another class. As discussed in more detail below, such compensation is primarily paid at the time of sale in the case of Class A and Class B shares and is paid over time, so long as shares remain outstanding, in the case of Class C shares. It is important that investors understand that the primary purpose of the CDSC for the Class B shares and the distribution fee for Class B and Class C shares is the same as the purpose of the front-end sales charge on sales of Class A shares: to compensate brokers and other persons selling such shares. The CDSC, if payable, supplements the Class B distribution fee and reduces the Class C distribution fee expenses for the Fund and Class C shareholders.

                                       8.

            PURCHASES, REDEMPTIONS, PRICING, AND PAYMENTS TO DEALERS

Information concerning how we value Fund shares is contained in the Prospectus under "Purchases" and "Redemptions."

The Fund's Board has adopted policies and procedures that are designed to prevent or stop excessive trading and market timing. Please see the Prospectuses under "Purchases."

Under normal circumstances we calculate the Fund's net asset value as of the close of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation. The NYSE is closed on Saturdays and Sundays and the following holidays -- New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Portfolio securities are valued at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sale price, or, if there is no sale on that day, at the last bid, or, in the case of bonds, in the over-the-counter market if, that market more accurately reflects the market value of the bonds. Unlisted equity securities are valued at the last transaction price, or if there were no transactions that day, at the mean between the last bid and asked prices. Over-the-counter fixed income securities are valued at prices supplied by independent pricing services, which reflect broker-dealer-supplied valuations and electronic data processing techniques reflecting the mean between the bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board.

All assets and liabilities expressed in foreign currencies will be converted into United States dollars at the exchange rates of such currencies against United States dollars provided by an independent pricing service at the close of regular trading on the London Stock Exchange. If such exchange rates are not available, the rate of exchange will be determined in accordance with the policies established by the Board as described in the Prospectus.

NET ASSET VALUE PURCHASES OF CLASS A SHARES. As stated in the Prospectus, our Class A shares may be purchased at net asset value under the following circumstances: (a) purchases of $1 million or more, (b) purchases by Retirement and Benefit Plans with at least 100 eligible employees, (c) purchases for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans and that have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases, (d) purchases made with dividends and distributions on Class A shares of another Eligible Fund, (e) purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) Plan for Class A shares, (f) purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor, (g) purchases made by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees for services that include investment advisory or management services (including so-called "mutual fund wrap account programs"), provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases, (h) purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor, (i) purchases by each Lord Abbett-sponsored fund's Directors or Trustees, officers of each Lord Abbett-sponsored fund, employees and partners of Lord Abbett (including retired persons who formerly held such positions and family members of such purchasers), or (j) purchases through a broker-dealer for clients that participate in an arrangement with the broker-dealer under which the client pays the broker-dealer a fee based on the total asset value of the client's account for all or a specified number of securities transactions, including purchases of mutual fund shares, in the account during a certain period.

Our Class A shares also may be purchased at net asset value (i) by employees, partners and owners of unaffiliated consultants and advisors to Lord Abbett, Lord Abbett Distributor or Lord Abbett-sponsored funds who consent to such purchase if such persons provide service to Lord Abbett, Lord Abbett Distributor or such funds on a continuing basis and are familiar with such funds, ii) in connection with a merger, acquisition or other reorganization, (iii) by employees of our shareholder servicing agent, or iv) by the trustee or custodian under any pension or profit-sharing plan or Payroll Deduction IRA established for the benefit of the directors, trustees, employees of Lord Abbett, or employees of our shareholder service agents. Shares are offered at net asset value to these investors for the purpose of promoting goodwill with employees and others with whom Lord Abbett Distributor and/or the Fund has a business relationship.

EXCHANGES. The Prospectus briefly describes the Telephone Exchange Privilege. You may exchange some or all of your shares of any class for those in the same class of: (i) Lord Abbett-sponsored funds currently offered to the public with a sales charge (front-end, back-end or level), (ii) Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. ("GSMMF"), or (iii) any authorized institution's affiliated money market fund meeting certain criteria set by Lord Abbett Distributor as to certain omnibus accounts and other criteria, hereinafter referred to as an "authorized money market fund" or "AMMF", to the extent offers and sales may be made in your state. You should read the prospectus of the other fund before exchanging. In establishing a new account by exchange, shares of the fund being exchanged must have a value equal to at least the minimum initial investment required for the other fund into which the exchange is made.

Shareholders in other Lord Abbett-sponsored funds and AMMFs have the same right to exchange their shares for the corresponding class of the Fund's shares. Exchanges are based on relative net asset values on the day instructions are received by the Fund in Kansas City if the instructions are received in proper form prior to the close of the NYSE. No sales charges are imposed except in the case of exchanges out of GSMMF or AMMF (unless a sales charge (front-end, back-end or level) was paid on the initial investment in a Lord Abbett-sponsored fund). Exercise of the exchange privilege will be treated as a sale for federal income tax purposes, and, depending on the circumstances, a gain or loss may be recognized. In the case of an exchange of shares that have been held for 90 days or less where no sales charge is payable on the exchange, the original sales charge incurred with respect to the exchanged shares will be taken into account in determining gain or loss on the exchange only to the extent such charge exceeds the sales charge that would have been payable on the acquired shares had they been acquired for cash rather than by exchange. The portion of the original sales charge not so taken into account will increase the basis of the acquired shares.

Shareholders have the exchange privilege unless they refuse it in writing. We reserve the right to modify, restrict or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. The Fund is designed for long-term investors and is not designed to serve as a vehicle for frequent trading in response to short-term swings in the market. We can revoke or modify the privilege for all shareholders upon 60 days' written notice.

"Eligible Funds" are AMMF and other Lord Abbett-sponsored funds that are eligible for the exchange privilege, except Lord Abbett Series Fund, Inc. ("LASF"). The exchange privilege will not be available with respect to any otherwise "Eligible Funds," the shares of which at the time are not available to new investors of the type requesting the exchange.

The other funds and series that participate in the Telephone Exchange Privilege except (a) GSMMF, (b) certain series of Lord Abbett Municipal Income Fund and Lord Abbett Municipal Income Trust for which a Rule 12b-1 Plan is not yet in effect, and (c) AMMF (collectively, the "Non-12b-1 Funds") have instituted a CDSC for each class on the same terms and conditions. No CDSC will be charged on an exchange of shares of the same class between Lord Abbett-sponsored funds or between such funds and AMMF. Upon redemption of shares out of the Lord Abbett-sponsored funds or out of AMMF, the CDSC will be charged on behalf of and paid: (i) to the fund in which the original purchase (subject to a CDSC) occurred, in the case of the Class A shares and (ii) to Lord Abbett Distributor if the original purchase was subject to a CDSC, in the case of the Class B and Class C shares. Thus, if shares of a Lord Abbett-sponsored fund are exchanged for shares of the same class of another such fund and the shares of the same class tendered ("Exchanged Shares") are subject to a CDSC, the CDSC will carry over to the shares of the same class being acquired, including GSMMF and AMMF ("Acquired Shares"). Any CDSC that is carried over to Acquired Shares is calculated as if the holder of the Acquired Shares had held those shares from the date on which he or she became the holder of the Exchanged Shares. Although the Non-12b-1 Funds will not pay a distribution fee on their own shares, and will, therefore, not impose their own CDSC, the Non-12b-1 Funds will collect the CDSC (a) on behalf of other Lord Abbett-sponsored funds, in the case of the Class A shares and (b) on behalf of Lord Abbett Distributor, in the case of the Class B and Class C shares. Acquired Shares held in GSMMF and AMMF that are subject to a CDSC will be credited with the time such shares are held in GSMMF but will not be credited with the time such shares are held in AMMF. Therefore, if your Acquired Shares held in AMMF qualified for no CDSC or a lower Applicable Percentage at the time of exchange into AMMF, that Applicable Percentage will apply to redemptions for cash from AMMF, regardless of the time you have held Acquired Shares in AMMF.

LETTER OF INTENTION. Under the terms of the Letter of Intention as described in the Prospectus, Purchasers (as defined in the Prospectus) may invest $50,000 or more over a 13-month period in Class A, B, C, and P shares of any Eligible Fund. Such Class A, B, C and P shares currently owned by you are credited as purchases (at their current offering prices on the date the Letter of Intention is signed) toward achieving the stated investment and reduced initial sales charge for new purchases of Class A shares. Class A shares valued at 5% of the amount of intended purchases are escrowed and may be redeemed to cover the additional sales charge payable if the Letter of Intention is not completed. The Letter of Intention is neither a binding obligation on you to buy, nor on the Fund to sell, the full amount indicated.

RIGHTS OF ACCUMULATION. As stated in the Prospectus, Purchasers (as defined in the Prospectus) may aggregate their investments in Class A, B, C, and P shares of any Eligible Fund so that a current investment, plus the Purchaser's holdings valued at the public offering price, reach a level eligible for a discounted sales charge for Class A shares.

REDEMPTIONS. A redemption order is in proper form when it contains all of the information and documentation required by the order form or otherwise by Lord Abbett Distributor or the Fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor. See the Prospectus for expedited redemption procedures.

The right to redeem and receive payment, as described in the Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the Securities and Exchange Commission ("SEC") deems an emergency to exist.

The Board may authorize redemption of all of the shares in any account in which there are fewer than 25 shares. Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 60 days' prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

DIV-MOVE. Under the Div-Move service described in the Prospectus, you can invest the dividends paid on your account of any class into an existing account of the same class in any other Eligible Fund. The account must either be your account, a joint account for you and your spouse, a single account for your spouse, or a custodial account for your minor child under the age of 21. You should read the prospectus of the other fund before investing.

INVEST-A-MATIC. The Invest-A-Matic method of investing in the Fund and/or any other Eligible Fund is described in the Prospectus. To avail yourself of this method you must complete the application form, selecting the time and amount of your bank checking account withdrawals and the funds for investment, include a voided, unsigned check and complete the bank authorization.

SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan ("SWP") also is described in the Prospectus. You may establish a SWP if you own or purchase uncertificated shares having a current offering price value of at least $10,000 in the case of Class A or Class C shares and $25,000 in the case of Class B shares. Lord Abbett prototype retirement plans have no such minimum. With respect to Class B shares, the CDSC will be waived on redemptions of up to 12% per year of the current net asset value of your account at the time the SWP is established. For Class B share redemptions over 12% per year, the CDSC will apply to the entire redemption. Therefore, please contact the Fund for assistance in minimizing the CDSC in this situation. With respect to Class C shares, the CDSC will be waived on and after the first anniversary of their purchase. The SWP involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. Because the value of shares redeemed may be more or less than their cost, gain or loss may be recognized for income tax purposes on each periodic payment. Normally, you may not make regular investments at the same time you are receiving systematic withdrawal payments because it is not in your interest to pay a sales charge on new investments when, in effect, a portion of that new investment is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000. The SWP may be terminated by you or by us at any time by written notice.

RETIREMENT PLANS. The Prospectus indicates the types of retirement plans for which Lord Abbett provides forms and explanations. Lord Abbett makes available the retirement plan forms including 401(k) plans and custodial agreements for IRAs (Individual Retirement Accounts, including Traditional, Education, Roth and SIMPLE IRAs and Simplified Employee Pensions), 403(b) plans and qualified pension and profit-sharing plans. The forms name State Street Bank & Trust Company as custodian and contain specific information about the plans excluding 401(k) plans. Explanations of the eligibility requirements, annual custodial fees and allowable tax advantages and penalties are set forth in the relevant plan documents. Adoption of any of these plans should be on the advice of your legal counsel or qualified tax adviser.

REVENUE SHARING AND OTHER PAYMENTS TO DEALERS AND FINANCIAL INTERMEDIARIES. As described in each Fund's prospectus, Lord Abbett or Lord Abbett Distributor, in its sole discretion, at its own expense and without cost to the Fund or shareholders, also may make payments to dealers and other firms authorized to accept orders for Fund shares (collectively, "Dealers") in connection with marketing and/or distribution support for Dealers, shareholder servicing, entertainment, training and education activities for the Dealers, their investment professionals and/or their clients or potential clients, and/or the purchase of products or services from such Dealers. Some of these payments may be referred to as revenue sharing payments. As of the date of this statement of additional information, the Dealers to whom Lord Abbett or Lord Abbett Distributor makes revenue sharing payments (not including payments for entertainment, and training and education activities for the Dealers, their investment professionals and/or their clients or potential clients) with respect to the Fund and/or other Lord Abbett Funds were as follows:

   Allstate Life Insurance Company
   Allstate Life Insurance Company of New York
   A.G. Edwards & Sons, Inc.
   B.C. Ziegler and Company
   Bodell Overcash Anderson & Co., Inc.
   Cadaret, Grant & Co., Inc.
   Citigroup Global Markets, Inc.
   Edward D. Jones & Co.
   Family Investors Company
   James I. Black & Co.
   Legg Mason Wood Walker, Inc.
   McDonald Investments Inc.
   Merrill Lynch, Pierce, Fenner & Smith Incorporated
      (and/or certain of its affiliates)
   Metlife Securities, Inc.
   Morgan Stanley DW, Inc.
   National Financial Partners
   Piper Jaffrey & Co.
   Protective Life Insurance Company
   Prudential Investment Management Services LLC
   RBC Dain Rauscher
   Raymond James & Associates, Inc.
   Raymond James Financial Services, Inc.
   Sun Life Assurance Company of Canada
   The Travelers Insurance Company
   The Travelers Life and Annuity Company
   UBS Financial Services Inc.
   Wachovia Securities, LLC

For more specific information about any revenue sharing payments made to your Dealer, investors should contact their investment professionals.

Thomas J. Neff, an independent director of the Fund, is a director of Hewitt Associates, Inc. and owns less than .01 of 1% of the outstanding shares of Hewitt Associates, Inc. Hewitt Associates is a global human resources outsourcing and consulting firm with approximately $2.2 billion in revenue in fiscal 2004. Hewitt Associates LLC, a subsidiary of Hewitt Associates, Inc., may receive recordkeeping payments from the Fund and/or other Lord Abbett-sponsored funds. In the twelve months ended October 31, 2005, Hewitt Associates LLC received recordkeeping payments totaling approximately $414,000 from all of the Lord Abbett-sponsored Funds in the aggregate.

REDEMPTIONS IN KIND. Under circumstances in which it is deemed detrimental to the best interests of the Fund's shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by a distribution in kind of readily marketable securities in lieu of cash. The Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

                                       9.
                              TAXATION OF THE FUND

The Fund has elected, has qualified, and intends to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986 (the "Code"). If it qualifies as a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders. If in any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates and when such income is distributed, such distributions will be further taxed at the shareholder level. Assuming the Fund does qualify as a regulated investment company, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year. The Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

The Fund intends to declare and pay as dividends each year substantially all of its net income from investments. Dividends paid by the Fund from its ordinary income or net realized short-term capital gains are taxable to you as ordinary income; however, certain qualified dividend income that the Fund receives and distributes to you is subject to a reduced tax rate of 15% (5% if you are in the 10% or 15% tax brackets) if you meet the general requirement of having held your Fund shares for more than 60 days, and you satisfy certain other requirements.

Dividends paid by the Fund from its net realized long-term capital gains are taxable to you as long-term capital gains, regardless of the length of time you have owned Fund shares. The maximum federal tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are currently
(i) the same as ordinary income tax rates for capital assets held for one year or less, and (ii) 15% (5% for taxpayers in the 10% or 15% tax brackets) for capital assets held for more than one year. You should also be aware that the benefits of the long-term capital gains and qualified dividend rates may be reduced if you are subject to the alternative minimum tax. Capital gains recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations. All dividends are taxable regardless of whether they are received in cash or reinvested in Fund shares.

The Fund's net capital losses for any year cannot be passed through to you but can be carried forward for a period of years to offset the Fund's capital gains in those years. To the extent capital gains are offset by such losses, they do not result in tax liability to the Fund and are not expected to be distributed to you as long-term capital gains dividends.

Dividends paid by the Fund to corporate shareholders may qualify for the dividends received deduction to the extent they are derived from dividends paid to the Fund by domestic corporations. If you are a corporation, you must have held your Fund shares for more than 45 days to qualify for the dividends received deduction. The dividends received deduction may be limited if you incur indebtedness to acquire Fund shares, and may result in reduction to the basis of your shares in the Fund if the dividend constitutes an extraordinary dividend at the Fund level.

Distributions paid by the Fund that do not constitute dividends because they exceed the Fund's current and accumulated earnings and profits will be treated as a return of capital and reduce the tax basis of your Fund shares. To the extent that such distributions exceed the tax basis of your Fund shares, the excess amounts will be treated as gains from the sale of the shares.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November, or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed paid by the Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year. The Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

At the time of your purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund's portfolio or to undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable to you even if the net asset value of your shares is, as a result of the distributions, reduced below your cost for such shares and the distributions economically represent a return of a portion of your investment.

In general, if Fund shares are sold, you will recognize gain or loss equal to the difference between the amount realized on the sale and your adjusted basis in the shares. Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss. However, if your holding period in your Fund shares is six months or less, any capital loss realized from a sale, exchange, or redemption of such shares must be treated as long-term capital loss to the extent of dividends classified as "capital gain dividends" received with respect to such shares. Losses on the sale of Fund shares are not deductible if, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, you acquire shares that are substantially identical.

If your Fund shares are redeemed by a distribution of securities, you will be taxed as if you had received cash equal to the fair market value of the securities. Consequently, you will have a fair market value basis in the securities.

Under Treasury regulations, if you are an individual and recognize a loss with respect to Fund shares of $2 million or more (if you are a corporation, $10 million or more) in any single taxable year (or greater amounts over a combination of years), you may be required to file a disclosure statement with the Internal Revenue Service.

Certain investment practices that the Fund may utilize, such as investing in options, futures, forward contracts, short sales, foreign currency, or foreign entities classified as "passive foreign investment companies" for U.S. tax purposes, may affect the amount, character, and timing of the recognition of gains and losses by the Fund. Such transactions may in turn affect the amount and character of Fund distributions to you.

The Fund may in some cases be subject to foreign withholding taxes, which would reduce the yield on its investments. It is generally expected that the Fund will not be eligible to pass through to you the ability to claim a federal income tax credit or deduction for foreign income taxes paid by the Fund.

You may be subject to a 28% withholding tax on reportable dividends, capital gain distributions, and redemption payments and exchanges ("backup withholding"). Generally, you will be subject to backup withholding if the Fund does not have your certified taxpayer identification number on file, or, to the Fund's knowledge, the number that you have provided is incorrect or backup withholding is applicable as a result of your previous underreporting of interest or dividend income. When establishing an account, you must certify under penalties of perjury that your taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. federal income tax rules described above. Many states allow you to exclude from your state taxable income the percentage of dividends derived from certain federal obligations, including interest on some federal agency obligations. Certain states, however, may require that a specific percentage of the Fund's income be derived from federal obligations before such dividends may be excluded from state taxable income. The Fund may invest some or all of its assets in such federal obligations. The Fund intends to provide to you on an annual basis information to permit you to determine whether Fund dividends derived from interest on federal obligations may be excluded from state taxable income.

If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply and you should consult your tax adviser for detailed information about the tax consequences to you of owning Fund shares.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts). The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity. If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax adviser regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on dividends representing ordinary income and net short-term capital gains, and the applicability of U.S. gift and estate taxes.

Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, and local tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, exchange, or redemption of your Fund shares.

                                       10.
                                   UNDERWRITER

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, New Jersey 07302-3973, serves as the principal underwriter for the Fund. The Fund has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of the Fund, and to make reasonable efforts to sell Fund shares, on a continuous basis, so long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained by reasonable efforts.

For the last three fiscal years, Lord Abbett Distributor, as the Fund's principal underwriter, received net commissions after allowance of a portion of the sales charge to independent dealers with respect to Class A shares as follows:


                               YEAR ENDED     YEAR ENDED        YEAR ENDED
                             JULY 31, 2005  JULY 31, 2004     JULY 31, 2003
                             -------------  -------------     -------------
Gross sales charge           $     310,372  $     537,551     $     318,409

Amount allowed to dealers    $     262,951  $     454,930     $     271,124
                             -------------  -------------     -------------
Net commissions

Received by Lord Abbett      $      47,421  $      82,621     $      47,285
                             =============  =============     =============


In addition, Lord Abbett Distributor, as the Fund's principal underwriter, received the following compensation for the fiscal year ended July 31, 2005:


                                                     BROKERAGE
                           COMPENSATION              COMMISSIONS
                           ON REDEMPTION             IN CONNECTION              OTHER
                           AND REPURCHASE            WITH FUND TRANSACTIONS     COMPENSATION
                           --------------            ----------------------     ------------
Class A                    $   0.0                        $   0                 $ 706,604.80

Class B                    $   0.0                        $   0                 $     545.30*

Class C                    $   0.0*                       $   0                 $   1,458.68*

Class P                    $   0.0                        $   0                 $      67.11

* Excludes 12b-1 payments and CDSC fees received during the first year of the associated investment as repayment of fees advanced by Lord Abbett Distributor to Broker/Dealers at the time of sale.

                                       11.
                                   PERFORMANCE

The Fund computes the average annual compounded rates of total return during specified periods (i) before taxes, (ii) after taxes on Fund distributions, and
(iii) after taxes on Fund distributions and redemption (or sale) of Fund shares at the end of the measurement period. The Fund equates the initial amount invested to the ending (redeemable) value of such investment by adding one to the computed average annual total return, expressed as a percentage (i) before taxes, (ii) after taxes on Fund distributions, and (iii) after taxes on Fund distributions and redemption of Fund shares at the end of the measurement period, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars, which represents a hypothetical initial investment. The calculation assumes deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all distributions (i) without the effect of taxes, (ii) less taxes due on such Fund distributions, and (iii) less taxes due on such Fund distributions and redemption of Fund shares, on the reinvestment dates at prices calculated as stated in the Prospectus. The ending (redeemable) value is determined by assuming a complete redemption at the end of the period(s) covered by the average annual total return computation and, in the case of after taxes on Fund distributions and redemption of Fund shares, includes subtracting capital gains taxes resulting from the redemption and adjustments to take into account the tax benefit from any capital losses that may have resulted from the redemption.

In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment (unless the total return is shown at net asset value). For Class B shares, the payment of the applicable CDSC (5.0% prior to the first anniversary of purchase, 4.0% prior to the second anniversary of purchase, 3.0% prior to the third and fourth anniversaries of purchase, 2.0% prior to the fifth anniversary of purchase, 1.0% prior to the sixth anniversary of purchase and no CDSC on and after the sixth anniversary of purchase) is applied to the Fund's investment result for that class for the time period shown (unless the total return is shown at net asset value). For Class C shares, the 1.0% CDSC is applied to the Fund's investment result for that class for the time period shown prior to the first anniversary of purchase (unless the total return is shown at net asset value). For Class P shares, total returns are shown at net asset value.

Using the computation methods described above, the following table indicates average annual compounded rates of total return on an initial investment of one thousand dollars as of July 31, 2005, for the Fund, per class, for one-year, five-years, and ten-years, or the life of Fund, where applicable. The after-tax returns were calculated using the highest applicable individual federal marginal tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distribution (e.g., the ordinary income rate for ordinary income distributions, the short-term capital gain rate for short-term capital gains distributions, and the long-term capital gain rate for long-term capital gains distributions). The tax rates may vary over the measurement period. Certain qualified dividends received by the Fund and distributed to you, will be subject to a reduced tax rate and not the ordinary income rate. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) were disregarded, as were the effect of phaseouts of certain exemptions, deductions and credits at various income levels, and the impact of the federal alternative minimum income tax. Before- and after-tax returns are provided for Class A shares for the Fund. The after-tax returns for the other classes of shares not shown in the table will vary from those shown. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                                          LIFE OF
                                    1 YEAR           5 YEARS           10 YEARS           FUND
                                    ------           -------           --------           -------
Class A Shares
    Before Taxes                    16.83%           -1.50%            7.37%                 -

Class A Shares After
    Taxes on Distributions          16.83%           -1.50%            5.18%                 -

Class A Shares After Taxes on
    Distributions and Sale of
    Fund Shares                     10.94%           -1.27%            4.90%                 -

Class B Shares                      19.15%           -1.13%               -               6.91% (08/01/96)

Class C Shares                      23.14%           -0.88%               -               6.95% (08/01/96)

Class P Shares                      23.83%           -0.39%               -               3.27% (01/05/98)

These figures represent past performance, and an investor should be aware that the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Therefore, there is no assurance that past performance will be repeated in the future.

The Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports, or sales literature. Thirty-day yield and average annual total return values are computed pursuant to formulas specified by the SEC. The Fund may also from time to time quote distribution rates in reports to shareholders and in sales literature. In addition, the Fund may from time to time advertise or describe in sales literature its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services, and/or investments for which reliable performance information is available.

                                       12.
                              FINANCIAL STATEMENTS

The financial statements incorporated herein by reference from Lord Abbett Developing Growth Fund, Inc.'s 2005 Annual Report to Shareholders have been audited by Deloitte & Touche LLP, an Independent Registered Public Accounting Firm, as stated in their report, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                   APPENDIX A

                      FUND PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that may receive portfolio holdings or related information under the circumstances described above under Investment Policies - Policies and Procedures Governing Disclosure of Portfolio Holdings:


                                                                            PORTFOLIO COMMENTARIES,
                                                                           FACT SHEETS, PERFORMANCE
                                               PORTFOLIO HOLDINGS           ATTRIBUTION INFORMATION
                                                   (ITEM #1)*                     (ITEM #2)*
                                               ------------------          ------------------------
ABN-AMRO Asset Management                                                  Monthly
ADP Retirement Services                                                    Monthly
AG Edwards                                                                 Monthly
AIG SunAmerica                                                             Monthly
Allstate Life Insurance Company                                            Monthly
Alpha Investment Consulting Group LLC                                      Monthly
American Express Retirement Services                                       Monthly
American United Life Insurance Company                                     Monthly
AMG                                                                        Monthly
Amivest Capital Management                                                 Monthly
Amvescap Retirement                                                        Monthly
AON Consulting                                                             Monthly
Arnerich Massena & Associates, Inc.            Monthly                     Monthly
Asset Performance Partners                     Monthly                     Monthly
Asset Strategies Portfolio Services, Inc.                                  Monthly
AXA Financial Services                                                     Monthly
Bank of America Corporation                                                Monthly
Bank of New York                                                           Monthly
Bank of Oklahoma                                                           Monthly
Bank One                                                                   Monthly
BC Zeigler                                                                 Monthly
Becker, Burke Associates                       Monthly                     Monthly
Bellweather Consulting                                                     Monthly
Berthel Schutter                               Monthly                     Monthly
Brown Brothers Harriman                                                    Monthly
Buck Consultants, Inc.                                                     Monthly
Callan Associates Inc.                         Monthly                     Monthly
Cambridge Associates LLC                       Monthly                     Monthly
Cambridge Financial Services                                               Monthly
Ceridian                                                                   Monthly
Charles Schwab & Co                                                        Monthly
Chicago Trust Company                                                      Monthly
CIBC Oppenheimer                                                           Monthly
CitiStreet Retirement Services                                             Monthly
Clark Consulting                                                           Monthly
Columbia Funds                                                             Monthly
Columbia Management Group                                                  Monthly
Columbia Trust Company                                                     Monthly
Concord Advisory Group Ltd.                    Monthly                     Monthly

                                                                            PORTFOLIO COMMENTARIES,
                                                                           FACT SHEETS, PERFORMANCE
                                               PORTFOLIO HOLDINGS           ATTRIBUTION INFORMATION
                                                   (ITEM #1)*                      (ITEM #2)*
                                               ------------------          ------------------------
Consulting Services Group, LP                                              Monthly
Copic Financial                                                            Monthly
CPI Qualified Plan Consultants                                             Monthly
CRA Rogers Casey                                                           Monthly
Curcio Webb                                    Monthly                     Monthly
D.A. Davidson                                                              Monthly
Dahab Assoc.                                                               Monthly
Daily Access                                                               Monthly
Defined Contribution Advisors, Inc.                                        Monthly
Delaware Investment Advisors                                               Monthly
DeMarche Associates, Inc.                      Monthly                     Monthly
DiMeo Schneider & Associates                                               Monthly
Disabato Associates, Inc.                                                  Monthly
Diversified Investment Advisors, Inc.                                      Monthly
EAI                                                                        Monthly
Edward Jones                                                               Monthly
Ennis, Knupp & Associates                                                  Monthly
Federated Investments                                                      Monthly
Fidelity Investment                                                        Monthly
Fidelity Investments                                                       Monthly
Fifth Third Bank                                                           Monthly
First Mercantile Trust Co.                                                 Monthly
FleetBoston Financial Corp.                                                Monthly
Franklin Templeton                                                         Monthly
Freedom One Financial Group                    Monthly
Freedom One Investment Advisors                                            Monthly
Frost Bank                                                                 Monthly
Fuji Investment Management Co., Ltd.                                       Monthly
Fund Evaluation Group, Inc.                    Monthly                     Monthly
Goldman Sachs                                                              Monthly
Great West Life and Annuity Insurance Company                              Monthly
Greenwich Associates                                                       Monthly
Guardian Life Insurance                                                    Monthly
Hartford Life Insurance Company                                            Monthly
Hartland & Co.                                 Monthly                     Monthly
Hewitt Associates LLC                          Monthly
Hewitt Financial Services, LLC                                             Monthly
Hewitt Investment Group                        Monthly                     Monthly
Highland Consulting Associates, Inc.                                       Monthly
Holbien Associates, Inc.                                                   Monthly
Horace Mann Life Insurance Company                                         Monthly
HSBC                                                                       Monthly
ICMA Retirement Corp.                                                      Monthly
ING                                                                        Monthly
Intuit                                                                     Monthly
INVESCO Retirement Services                                                Monthly

                                                                            PORTFOLIO COMMENTARIES,
                                                                           FACT SHEETS, PERFORMANCE
                                               PORTFOLIO HOLDINGS           ATTRIBUTION INFORMATION
                                                   (ITEM #1)*                    (ITEM #2)*
                                               ------------------          ------------------------
Invesmart                                                                  Monthly
Investment Consulting Services, LLC                                        Monthly
Invivia                                                                    Monthly
Irish Life Inter. Managers                     Monthly
Janney Montgomery Scott LLC                                                Monthly
Jefferson National Life Insurance Company                                  Monthly
Jeffrey Slocum & Associates, Inc.              Monthly                     Monthly
JP Morgan Consulting                                                       Monthly
JP Morgan Fleming Asset Management                                         Monthly
JP Morgan Investment Management                                            Monthly
LCG Associates, Inc.                                                       Monthly
Legacy Strategic Asset Mgmt. Co.                                           Monthly
Legg Mason                                                                 Monthly
Lincoln Financial                                                          Monthly
LPL Financial Services                                                     Monthly
Manulife Financial                                                         Monthly
Marco Consulting Group                                                     Monthly
Marquette Associates, Inc.                     Monthly                     Monthly
MassMutual Financial Group                                                 Monthly
McDonald                                                                   Monthly
Meketa Investment Group                                                    Monthly
Mellon Employee Benefit Solutions                                          Monthly
Mellon Human Resources & Investor Solutions                                Monthly
Mercer HR Services                                                         Monthly
Mercer Investment Consulting                                               Monthly
Merrill Lynch                                                              Monthly
Merrill Lynch, Pierce, Fenner & Smith, Inc.    Monthly
MetLife                                                                    Monthly
MetLife Investors                                                          Monthly
MFS Retirement Services, Inc.                                              Monthly
MFS/Sun Life Financial Distributors, Inc.                                  Monthly
(MFSLF)
Midland National Life                                                      Monthly
Milliman & Robertson Inc.                                                  Monthly
Minnesota Life Insurance Company                                           Monthly
ML Benefits & Investment Solutions                                         Monthly
Monroe Vos Consulting Group, Inc.                                          Monthly
Morgan Keegan                                                              Monthly
Morgan Stanley Dean Witter                                                 Monthly
MorganStanley                                                              Monthly
Morningstar Associates, Inc.                                               Monthly
National City Bank                                                         Monthly
Nationwide Financial                                                       Monthly
NCCI Holdings, Inc.                                                        Monthly
New England Pension Consultants                Monthly                     Monthly
Newkirk Products, Inc.                         Monthly

                                                                            PORTFOLIO COMMENTARIES,
                                                                           FACT SHEETS, PERFORMANCE
                                               PORTFOLIO HOLDINGS          ATTRIBUTION INFORMATION
                                                   (ITEM #1)*                     (ITEM #2)*
                                               ------------------          ------------------------
New York Life Investment Management                                        Monthly
Nordstrom Pension Consulting (NPC)                                         Monthly
NY Life Insurance Company                                                  Monthly
Oxford Associates                                                          Monthly
Palmer & Cay Investment Services                                           Monthly
Paul L. Nelson & Associates                                                Monthly
Peirce Park Group                                                          Monthly
Pension Consultants, Inc.                                                  Monthly
PFE Group                                                                  Monthly
PFM Group                                                                  Monthly
PFPC, Inc.                                                                 Monthly
Phoenix Life Insurance Company                                             Monthly
Piper Jaffray/ USBancorp                                                   Monthly
Planco                                         Monthly
PNC Advisors                                                               Monthly
Portfolio Evaluations, Inc.                                                Monthly
Prime, Buchholz & Associates, Inc.                                         Monthly
Protective Life Corporation                                                Monthly
Prudential Financial                                                       Monthly
Prudential Investments                                                     Monthly
Prudential Securities, Inc.                                                Monthly
Putnam Fiduciary Trust Company                 Monthly
Putnam Investments                                                         Monthly
Quant Consulting                                                           Monthly
R.V. Kuhns & Associates, Inc.                                              Monthly
Raymond James Financial                                                    Monthly
RBC Dain Rauscher                                                          Monthly
Rocaton Investment Advisors, LLC                                           Monthly
Ron Blue & Co.                                                             Monthly
Roszel Advisors, LLC (MLIG)                                                Monthly
Schwab Corporate Services                      Monthly
Scudder Investments                                                        Monthly
Segal Advisors                                                             Monthly
SEI Investment                                                             Monthly
Shields Associates                                                         Monthly
Smith Barney                                                               Monthly
Spagnola-Cosack, Inc.                                                      Monthly
Standard & Poor's                                                          Monthly
Stanton Group                                                              Monthly
Stearne, Agee & Leach                                                      Monthly
Stephen's, Inc.                                                            Monthly
Stifel Nicolaus                                                            Monthly
Strategic Advisers, Inc.                       Monthly
Strategic Investment Solutions                                             Monthly
Stratford Advisory Group, Inc.                 Monthly                     Monthly
Summit Strategies Group                                                    Monthly
T. Rowe Price Associates, Inc.                                             Monthly

                                                                            PORTFOLIO COMMENTARIES,
                                                                           FACT SHEETS, PERFORMANCE
                                               PORTFOLIO HOLDINGS           ATTRIBUTION INFORMATION
                                                   (ITEM #1)*                     (ITEM #2)*
                                               ------------------          ------------------------
TD Asset Management                                                        Monthly
The 401k Company                                                           Monthly
The Carmack Group, Inc.                                                    Monthly
The Managers Fund                                                          Monthly
The Manufacturers Life Ins. Co.                Monthly
The Vanguard Group                                                         Monthly
Towers Perrin                                                              Monthly
Transamerica Retirement Services                                           Monthly
Travelers Life & Annuity Company                                           Monthly
UBS- Prime Consulting Group                                                Monthly
UMB                                                                        Monthly
Union Bank of California                                                   Monthly
US Bank                                                                    Monthly
USI Retirement                                                             Monthly
Valic                                                                      Monthly
Vanguard                                                                   Monthly
Victory Capital Management                                                 Monthly
Vestek Systems, Inc.                           Monthly
Wachovia Bank                                                              Monthly
Watson Wyatt Worldwide                         Monthly                     Monthly
Welch Hornsby                                                              Monthly
Wells Fargo                                                                Monthly
William M. Mercer Consulting Inc.                                          Monthly
Wilshire Associates Incorporated                                           Monthly
Wurts & Associates                             Monthly                     Monthly
Wyatt Investment Consulting, Inc.                                          Monthly
Yanni Partners                                                             Monthly

                                                                NOVEMBER 8, 2005

                                   APPENDIX B

                             LORD, ABBETT & CO. LLC

                      PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

     Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process. Lord Abbett's Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Director of Equity Investments, the Firm's Managing Member and its General Counsel. Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team's portfolio is voted in a timely manner in accordance with those policies. In each case where an investment team declines to follow a recommendation of a company's management, a detailed explanation of the reason(s) for the decision is entered into the proxy voting system. Lord Abbett has retained Institutional Shareholder Services ("ISS") to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

     The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds' Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

     Lord Abbett is a privately-held firm, and we conduct only one business: we manage the investment portfolios of our clients. We are not part of a larger group of companies conducting diverse financial operations. We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett's proxy voting process would be limited. Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds' Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under "Specific Procedures for Potential Conflict Situations". If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of ISS. If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of ISS.

SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

SITUATION 1. Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.

     Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a "Fund Director Company"). If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided NOT to follow the proxy voting recommendation of ISS, then Lord Abbett shall bring that issue to the Fund's Proxy Committee for instructions on how to vote that proxy issue.

     The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund's Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

SITUATION 2. Lord Abbett has a Significant Business Relationship with a Company.

     Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a "Relationship Firm"). A "significant business relationship" for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds' total shares for the last 12 months; (b) a firm which is a sponsor firm with respect to Lord Abbett's Private Advisory Services business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class Y shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

     For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund's Proxy Committee and shall seek voting instructions from the Fund's Proxy Committee only in those situations where Lord Abbett has proposed NOT to follow the recommendations of ISS.

                       SUMMARY OF PROXY VOTING GUIDELINES

     Lord Abbett generally votes in accordance with management's recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals. This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

ELECTION OF DIRECTORS

     Lord Abbett will generally vote in accordance with management's recommendations on the election of directors. However, votes on director nominees are made on a case-by- case basis. Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors' investment in the company. We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.

     There are some actions by directors that may result in votes being withheld. These actions include:

     1) Attending less than 75% of board and committee meetings without a valid excuse.
     2) Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.
     3) Failing to act on takeover offers where a majority of shareholders tendered their shares.
     4) Serving as inside directors and sit on an audit, compensation, stock option or nomination committee.
     5)        Failing to replace management as appropriate.

     We will generally approve proposals to elect directors annually. The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. The basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board. Although shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, a classified board tips the balance of power too much toward incumbent management at the price of potentially ignoring shareholder interests.

INCENTIVE COMPENSATION PLANS

     We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case by case basis. We use ISS for guidance on appropriate compensation ranges for various industries and company sizes. In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

     We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:

          1) The stock's volatility, to ensure the stock price will not be back in the money over the near term.
          2)   Management's rationale for why the repricing is necessary.
          3) The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

          4) Other factors, such as the number of participants, term of option, and the value for value exchange.

     In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans. Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies' compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

                               SHAREHOLDER RIGHTS

CUMULATIVE VOTING

     We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

CONFIDENTIAL VOTING

     There are both advantages and disadvantages to a confidential ballot. Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee. A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

     On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

SUPERMAJORITY VOTING

     Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

TAKEOVER ISSUES

     Votes on mergers and acquisitions must be considered on a case by case basis. The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights. It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more that 10% of the company's voting stock. Restructuring proposals will also be evaluated on a case by case basis following the same guidelines as those used for mergers.

     Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1) Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2) Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

3) Shareholder Rights Plans (so-called "Poison Pills"), usually "blank check" preferred and other classes of voting securities that can be issued without further shareholder approval. However, we look at these proposals on a case by case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals. We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4) "Chewable Pill" provisions, are the preferred form of Shareholder Rights Plan. These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote. To strike a balance of power between management and the shareholder, ideally "Chewable Pill" provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

     - Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.
     -    No dead-hand or no-hand pills.
     - Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.
     - Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

SOCIAL ISSUES

     It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings. We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

LORD ABBETT

STATEMENT OF ADDITIONAL INFORMATION                             DECEMBER 1, 2005

                                   LORD ABBETT
                          DEVELOPING GROWTH FUND, INC.
                                (CLASS Y SHARES)

This Statement of Additional Information ("SAI") is not a Prospectus. A Prospectus for the Class Y shares of Lord Abbett Developing Growth Fund, Inc. may be obtained from your securities dealer or from Lord Abbett Distributor LLC ("Lord Abbett Distributor") at 90 Hudson Street, Jersey City, NJ 07302-3973. This SAI relates to, and should be read in conjunction with, the Prospectus for the Class Y shares of for the Lord Abbett Developing Growth Fund, Inc. (the "Fund") dated December 1, 2005.

Shareholder account inquiries should be made by directly contacting the Fund or by calling 800-821-5129. The Annual Report to Shareholders contains additional performance information and is available without charge, upon request, by calling 800-874-3733. In addition, you can make inquiries through your dealer.

          TABLE OF CONTENTS

                                                                                PAGE
          1.      Fund History                                                    2
          2.      Investment Policies                                             2
          3.      Management of the Fund                                          9
          4.      Control Persons and Principal Holders of Securities            14
          5.      Investment Advisory and Other Services                         15
          6.      Brokerage Allocations and Other Practices                      18
          7.      Classes of Shares                                              19
          8.      Purchases, Redemptions, Pricing and Payments to Dealers        19
          9.      Taxation of the Fund                                           21
          10.     Underwriter                                                    23
          11.     Performance                                                    23
          12.     Financial Statements                                           24
          Appendix A. Fund Portfolio Information Recipients                      25
          Appendix B. Proxy Voting Policies and Procedures                       30

                                       1.
                                  FUND HISTORY

Lord Abbett Developing Growth Fund, Inc. was incorporated under Maryland law on August 21, 1978, as a diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund has 1,000,000,000 shares of authorized capital stock consisting of five classes of shares (A, B, C, P, and Y). The Board of Directors (the "Board") will allocate these authorized shares of capital stock among the classes from time to time. Only Class Y shares are offered by this SAI. The Fund's Class A, B, C, & P shares are described in a separate SAI.

                                       2.
                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS. The Fund's investment objective in the Prospectus cannot be changed without the approval of a majority of the Fund's outstanding shares. The Fund is subject to the following fundamental investment restrictions that cannot be changed without approval of a majority of the Fund's outstanding shares.

The Fund may not:

     (1) borrow money, except that (i) the Fund may borrow from banks (as defined in the Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law;

     (2) pledge its assets (other than to secure borrowings, or to the extent permitted by the Fund's investment policies as permitted by applicable law);

     (3) engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (4) make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

     (5) buy or sell real estate (except that the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein), or commodities or commodity contracts (except to the extent the Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

     (6) with respect to 75% of its gross assets, buy securities of one issuer representing more than (i) 5% of the Fund's gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) 10% of the voting securities of such issuer;

     (7) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or

     (8) issue senior securities to the extent such issuance would violate applicable law.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first restriction with which the Fund must comply on a continuous basis.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. In addition to the investment objective in the Prospectus and the investment restrictions above that cannot be changed without shareholder approval, the Fund is also subject to the following non-fundamental investment restrictions that may be changed by the Board without shareholder approval.

The Fund may not:

     (1) make short sales of securities or maintain a short position except to the extent permitted by applicable law;

     (2) invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933
          ("Rule 144A"), determined by Lord Abbett to be liquid, subject to the oversight of the Board;

     (3) invest in securities issued by other investment companies except to the extent permitted by applicable law, other than Section 12(d)(1)(F) and Section 12(d)(1)(G) of the Act;

     (4) invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of the Fund's total assets (included within such limitation, but not to exceed 2% of the Fund's total assets, are warrants that are not listed on the New York Stock Exchange ("NYSE") or American Stock Exchange or a major foreign exchange);

     (5) invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or development programs, except that the Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities;

     (6) write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in its Prospectus and SAI, as they may be amended from time to time; or

     (7) buy from or sell to any of the Fund's officers, directors, employees, or its investment adviser or any of the adviser's officers, partners, or employees, any securities other than shares of the Fund's common stock.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security.

PORTFOLIO TURNOVER RATE. For the fiscal years ended July 31, 2005 and 2004, the Fund's portfolio turnover rates were 123.83% and 115.55%, respectively.

ADDITIONAL INFORMATION ON PORTFOLIO RISKS, INVESTMENTS, AND TECHNIQUES. This section provides further information on certain types of investments and investment techniques that may be used by the Fund, including their associated risks.

BORROWING MONEY. The Fund may borrow money for certain purposes as described above under "Fundamental Investment Restrictions." If the Fund borrows money and experiences a decline in its net asset value, the borrowing will increase its losses.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Convertible securities are preferred stocks or debt obligations that are convertible into common stock. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. Convertible securities have both equity and fixed income risk characteristics. Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. The market value of convertible securities tends to decline as interest rates increase. If, however, the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. In such a case, a convertible security may lose much or all of its value if the value of the underlying common stock then falls below the conversion price of the security. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly based on its fixed income characteristics, and thus, may not necessarily decline in price as much as the underlying common stock.

DEBT SECURITIES. The Fund may invest in debt securities, such as bonds, debentures, government obligations, commercial paper and pass-through instruments. The value of debt securities may fluctuate based on changes in interest rates and the issuer's financial condition. When interest rates rise or the issuer's financial condition worsens or is perceived by the market to be at greater risk, the value of debt securities tends to decline.

DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S., including increased market, liquidity, currency, political, information, and other risks. Although the Fund may not invest more than 10% of its assets in foreign securities, ADRs are not subject to this limitation.

FOREIGN CURRENCY TRANSACTIONS. In accordance with the Fund's investment objective and policies, the Fund may, but is not required to, engage in various types of foreign currency exchange transactions to seek to hedge against the risk of loss from changes in currency exchange rates. The Fund may employ a variety of investments and techniques, including spot and forward foreign exchange transactions, currency swaps, listed or OTC options on currencies, and currency futures and options on currency futures (collectively, "Foreign Exchange"). Currently, the Fund generally does not intend to hedge most currency risks.

Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets.

The Fund will not speculate in Foreign Exchange. Accordingly, the Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. The Fund may, however, hedge a currency by entering into a Foreign Exchange transaction in a currency other than the currency being hedged (a "cross-hedge"). The Fund will only enter into a cross-hedge if Lord Abbett believes that (i) there is a high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be more cost-effective or provide greater liquidity than executing a similar hedging transaction in the currency being hedged.

Foreign Exchange transactions involve substantial risks. Although the Fund will use Foreign Exchange transactions to hedge against adverse currency movements, Foreign Exchange transactions involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that the Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses. Foreign Exchange transactions may subject the Fund to the risk that the counterparty will be unable to honor its financial obligation to the Fund, and the risk that relatively small market movements may result in large changes in the value of a Foreign Exchange instrument. If the Fund cross-hedges, the Fund will face the risk that the Foreign Exchange instrument purchased will not correlate as expected with the position being hedged.

FOREIGN SECURITIES. The Fund may invest up to 10% of its net assets in foreign securities that are primarily traded outside the United States. This limitation does not include ADRs. Foreign securities may involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers, including the following:

     - Foreign securities may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to foreign securities and changes in exchange control regulations (i.e., currency blockage). A decline in the exchange rate of the foreign currency in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security in U.S. dollars.
     - Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S.

     - Clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures may be unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.
     - Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a comparable U.S. issuer.
     - There is generally less government regulation of foreign markets, companies and securities dealers than in the U.S.
     - Foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.
     - Foreign securities may trade on days when the Fund does not sell shares. As a result, the value of the Fund's portfolio securities may change on days an investor may not be able to purchase or redeem Fund shares.
     - With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Fund, and political or social instability or diplomatic developments that could affect investments in those countries.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Although the Fund has no current intention of doing so, the Fund may engage in futures and options on futures transactions in accordance with its investment objective and policies.

Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits. At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash or eligible securities called "initial margin." Subsequent payments, called "variation margin," are made on a daily basis as the market price of the futures contract or option fluctuates.

The Fund may purchase and sell futures contracts and purchase and write call and put options on futures contracts for bona fide hedging purposes, including to hedge against changes in interest rates, securities prices, or to the extent the Fund invests in foreign securities, currency exchange rates, or in order to pursue risk management strategies, including gaining efficient exposure to markets and minimizing transaction costs. The Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. The Fund may not purchase or sell futures contracts, options on futures contracts, or options on currencies traded on a CFTC-regulated exchange for non bona fide hedging purposes if the aggregate initial margin and premiums required to establish such positions would exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on any such contracts it has entered into.

Futures contracts and options on futures contracts present substantial risks, including the following:

     - While the Fund may benefit from the use of futures and related options, unanticipated market events may result in poorer overall performance than if the Fund had not entered into any futures or related options transactions.

     - Because perfect correlation between a futures position and a portfolio position that the Fund intends to hedge is impossible to achieve, a hedge may not work as intended, and the Fund may thus be exposed to additional risk of loss.

     - The loss that the Fund may incur in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

     - Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund's net asset value.

     - As a result of the low margin deposits normally required in futures and options on futures trading, a relatively small price movement in a contract may result in substantial losses to the Fund.

     - Futures contracts and related options may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

     - The counterparty to an OTC contract may fail to perform its obligations under the contract.

STOCK INDEX FUTURES. Although the Fund has no current intention of doing so, it may, seek to reduce the volatility in its portfolio through the use of stock index futures contracts. A stock index futures contract is an agreement pursuant to which two parties agree, one to receive and the other to pay, on a specified date an amount of cash equal to a specified dollar amount -- established by an exchange or board of trade -- times the difference between the value of the index at the close of the last trading day of the contract and the price at which the futures contract is originally written. The purchaser pays no consideration at the time the contract is entered into; the purchaser only pays a good faith deposit.

The market value of a stock index futures contract is based primarily on the value of the underlying index. Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract. If a stock index is established that is made up of securities whose market characteristics closely parallel the market characteristics of the securities in the Fund's portfolio, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of the portfolio. Thus, if the Fund sells futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e., the size of the futures position). Conversely, when the Fund has cash available (for example, through substantial sales of shares) and wishes to invest the cash in anticipation of a rising market, the Fund could rapidly hedge against the expected market increase by buying futures contracts to offset the cash position and thus cushion the adverse effect of attempting to buy individual securities in a rising market. Stock index futures contracts are subject to the same risks as other futures contracts discussed above under "Futures Contracts and Options on Futures Contracts." To date, the Fund has not entered into any stock index futures contracts and has no present intention to do so.

ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

     - Domestic and foreign securities that are not readily marketable.
     - Repurchase agreements and time deposits with a notice or demand period of more than seven days.
     - Certain restricted securities, unless Lord Abbett determines, subject to the oversight of the Board, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A ("144A Securities") and is liquid.

144A Securities may be resold to a qualified institutional buyer without registration and without regard to whether the seller originally purchased the security for investment. Investing in 144A Securities may decrease the liquidity of the Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

INVESTMENT COMPANIES. The Fund may invest in securities of other investment companies subject to limitations prescribed by the Act, except the Fund cannot rely on Sections 12(d)(1)(F) and (G). These limitations include a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which it invests. Such investment companies will generally be money market funds or have investment objectives, policies and restrictions substantially similar to those of the Fund and will be subject to substantially the same risks.

The Fund may, consistent with its investment policies, invest in investment companies established to accumulate and hold a portfolio of securities that is intended to track the price performance and dividend yield of a well-known securities index. The Fund may use such investment company securities for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of such securities may not perfectly parallel the price movement of the underlying index. An example of this type of security is the Standard & Poor's Depositary Receipt, commonly known as a "SPDR."

LISTED OPTIONS ON SECURITIES. The Fund may purchase and write national securities exchange-listed put and call options on securities or securities indices. A "call option" is a contract sold for a price giving its holder the right to buy a specific amount of securities at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. The Fund may write covered call options that are traded on a national securities exchange with respect to securities in its portfolio in an attempt to increase income and to provide greater flexibility in the disposition of portfolio securities. During the period of the option, the Fund forgoes the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds its net premium). The Fund may also enter into "closing purchase transactions" in order to terminate its obligation to deliver the underlying security. This may result in a short-term gain or loss. A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written. If the Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation.

A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. Writing listed put options may be a useful portfolio investment strategy when the Fund has cash or other reserves available for investment as a result of sales of Fund shares or when the investment manager believes a more defensive and less fully invested position is desirable in light of market conditions. The Fund will not purchase an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options. The Fund may write covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its net assets at the time an option is written.

The purchase and writing of options is a highly specialized activity that involves special investment risks. The Fund may use options for hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). If Lord Abbett is incorrect in its expectation of changes in market prices or determination of the correlation between the securities on which options are based and the Fund's portfolio securities, the Fund may incur losses. The use of options can also increase the Fund's transaction costs.

PREFERRED STOCK, WARRANTS, AND RIGHTS. The Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stockholders, but after bond holders and other creditors. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer's common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative and may result in a total loss of the money invested.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction by which the purchaser acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed-upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. The Fund requires at all times that the repurchase agreement be collateralized by cash or U.S. Government securities, its agencies, its instrumentalities, or U.S. Government sponsored enterprises securities ("U.S. Government Securities") having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). Such agreements permit the Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties. The Fund intends to limit repurchase agreements to transactions with dealers and financial institutions believed by Lord Abbett, as the investment manager, to present minimal credit risks. Lord Abbett will monitor the creditworthiness of the repurchase agreement sellers on an ongoing basis.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). This risk is greatly reduced because the Fund receives cash equal to 100% of the price of the security sold. Engaging in reverse repurchase agreements may also involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. The Fund will attempt to minimize this risk by managing its duration. The Fund's reverse repurchase agreements will not exceed 20% of 'its net assets.

SECURITIES LENDING. Although the Fund has no current intention of doing so, the Fund may lend portfolio securities to registered broker-dealers. These loans may not exceed 30% of the Fund's total assets. Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government Securities or other permissible means at least equal to 102% of the market value of the loaned securities. The Fund may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Fund and is acting as a "placing broker." No fee will be paid to affiliated persons of the Fund.

By lending portfolio securities, the Fund can increase income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government securities or other forms of non-cash collateral are received. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

SHORT SALES. The Fund may make short sales of securities or maintain a short position, if at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short. The Fund does not intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales.

TEMPORARY DEFENSIVE INVESTMENTS. As described in the Prospectus, the Fund is authorized to temporarily invest a substantial amount, or even all, of its assets in various short-term fixed-income securities to take a defensive position. These securities include:

     - U.S. Government Securities. These securities include Treasury bills, notes and bonds.
     - Commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.
     - Bank certificates of deposit and time deposits. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.
     - Bankers' acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.
     - Repurchase agreements.

WHEN-ISSUED OR FORWARD TRANSACTIONS. The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government Securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund's custodian in order to pay for the commitment. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date, which could result in depreciation of the value of fixed-income when-issued securities. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

POLICIES AND PROCEDURES GOVERNING DISCLOSURE OF PORTFOLIO HOLDINGS. The Board has adopted policies and procedures with respect to the disclosure of the Fund's portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis. Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand. Except as noted in the three instances below, the Fund does not provide portfolio holdings to any third party until they are made available to the general public on Lord Abbett's website at www.LordAbbett.com or otherwise. The exceptions are as follows:

     1. The Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent public accounting firms, counsel, etc.), as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis within 15 days following the end of the period, and (b) third party consultants on a monthly or calendar quarterly basis within 15 days following period-end for the sole purpose of performing their own analyses with respect to the Fund. The Fund may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Fund;

     2. The Fund may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of up to the ten largest portfolio positions, and/or portfolio performance attribution information as of the month-end within 15 days thereafter to certain Financial Intermediaries; and

     3. The Fund may provide its portfolio holdings or related information in response to governmental requests or subpoenas or in similar circumstances.

Before providing schedules of its portfolio holdings to a third party in advance of making them available to the general public, the Fund obtains assurances through contractual obligations, certifications or other appropriate means such as due diligence sessions and other meetings to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings, and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Fund related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Fund and/or its investment strategies, or for similar purposes. In addition, and also in the case of other portfolio related information, written materials will contain appropriate legends requiring that the information be kept confidential and restricting the use of the information. An executive officer of the Fund approves these arrangements subject to the Board's review and oversight, and Lord Abbett provides reports at least semiannually to the Board concerning them. The Board also reviews the Fund's policies and procedures governing these arrangements on an annual basis. These policies and procedures may be modified at any time with the approval of the Board.

Neither the Fund, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Fund related to the Fund's portfolio holdings. For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Fund. Neither the Fund, Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio related information under which the third party would maintain assets in the Fund or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons.

Lord Abbett's Compliance Department periodically reviews and evaluates Lord Abbett's adherence to the above policies and procedures, including the existence of any conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand. The Compliance Department reports to the Board at least annually regarding its assessment of compliance with these policies and procedures.

Fund Portfolio Information Recipients. Attached as Appendix A is a list of the third parties that may receive portfolio holdings information under the circumstances described above.

                                       3.
                             MANAGEMENT OF THE FUND

The Board is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. As discussed fully in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2005, the Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal as provided in the Fund's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

INTERESTED DIRECTOR

The following Director is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.


                                       CURRENT POSITION
NAME, ADDRESS AND                      LENGTH OF SERVICE     PRINCIPAL OCCUPATION
YEAR OF BIRTH                          WITH FUND             DURING PAST FIVE YEARS                OTHER DIRECTORSHIPS
-------------                          ---------             ----------------------                -------------------
ROBERT S. DOW                          Director since        Managing Partner and Chief            N/A
Lord, Abbett & Co. LLC                 1995; Chairman        Executive Officer of Lord Abbett
90 Hudson Street                       since 1996            since 1996.
Jersey City, NJ 07302
(1945)

INDEPENDENT DIRECTORS

The following independent or outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.


                                       CURRENT POSITION
NAME, ADDRESS AND                      LENGTH OF SERVICE     PRINCIPAL OCCUPATION
YEAR OF BIRTH                          WITH FUND             DURING PAST FIVE YEARS                OTHER DIRECTORSHIPS
-------------                          ---------             ----------------------                -------------------
E. THAYER BIGELOW                      Director since 1994   Managing General Partner, Bigelow     Currently serves as
Lord, Abbett & Co. LLC                                       Media, LLC (since 2000); Senior       director of Adelphia
c/o Legal Dept.                                              Adviser, Time Warner Inc. (1998-      Communications, Inc.,
90 Hudson Street                                             2000); Acting Chief Executive         Crane Co., and Huttig
Jersey City, NJ 07302                                        Officer of Courtroom Television       Building Products Inc.
(1941)                                                       Network (1997-1998); President and
                                                             Chief Executive Officer of Time
                                                             Warner Cable Programming, Inc.
                                                             (1991-1997).

WILLIAM H.T. BUSH                      Director since 1998   Co-founder and Chairman of the        Currently serves as
Lord, Abbett & Co. LLC                                       Board of the financial advisory       director of WellPoint,
c/o Legal Dept.                                              firm of Bush-O'Donnell & Company      Inc. (since 2002), and
90 Hudson Street                                             (since 1986).                         Engineered Support
Jersey City, NJ 07302                                                                              Systems, Inc. (since
(1938)                                                                                             2000).

ROBERT B. CALHOUN, JR.                 Director since 1998   Managing Director of Monitor          Currently serves as
c/o Legal Dept.                                              Clipper Partners (since 1997) and     director of Avondale,
Lord, Abbett & Co. LLC                                       President of Clipper Asset            Inc. and Interstate
90 Hudson Street                                             Management Corp. (since 1991), both   Bakeries Corp.
Jersey City, NJ 07302                                        private equity investment funds.
(1942)

JULIE A. HILL                          Director since 2004   Owner and CEO of the Hillsdale        Currently serves as
Lord, Abbett & Co. LLC                                       Companies, a business consulting      director of WellPoint,
c/o Legal Dept.                                              firm (since 1998); Founder,           Inc.; Resources
90 Hudson Street                                             President and Owner of the            Connection Inc.; and
Jersey City, NJ 07302                                        Hiram-Hill and Hillsdale              Holcim (US) Inc. (a
(1946)                                                       Development Companies                 subsidiary of Holcim
                                                             (1998-2000).                          Ltd.).

FRANKLIN W. HOBBS                      Director since 2000   Former Chief Executive Officer of     Currently serves as
Lord, Abbett & Co. LLC                                       Houlihan Lokey Howard & Zukin, an     director of Adolph Coors
c/o Legal Dept.                                              investment bank (January 2002 -       Company.
90 Hudson Street                                             April 2003); Chairman of Warburg
Jersey City, NJ 07302                                        Dillon Read (1999-2001); Global
(1947)                                                       Head of Corporate Finance of SBC
                                                             Warburg Dillon Read (1997-1999);
                                                             Chief Executive Officer of Dillon,
                                                             Read & Co. (1994-1997).

C. ALAN MACDONALD                      Director since 1988   Retired - General Business and        Currently serves as
Lord, Abbett & Co. LLC                                       Governance Consulting (since 1992);   director of H.J. Baker
c/o Legal Dept.                                              formerly President and CEO of         (since 2003).
90 Hudson Street                                             Nestle Foods.
Jersey City, NJ 07302
(1933)

THOMAS J. NEFF                         Director since 1982   Chairman of Spencer Stuart (U.S.),    Currently serves as
Lord, Abbett & Co. LLC                                       an executive search consulting firm   director of Ace, Ltd.
c/o Legal Dept.                                              (since 1996); President of Spencer    (since 1997) and Hewitt
90 Hudson Street                                             Stuart (1979-1996).                   Associates, Inc.
Jersey City, NJ 07302
(1937)

None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

NAME AND                          CURRENT POSITION      LENGTH OF SERVICE         PRINCIPAL OCCUPATION
YEAR OF BIRTH                     WITH FUND             OF CURRENT POSITION       DURING PAST FIVE YEARS
-------------                     ---------             -------------------       ----------------------
ROBERT S. DOW                     Chief Executive       Elected in 1995           Managing Partner and Chief Executive Officer
(1945)                            Officer and                                     of Lord Abbett (since 1996).
                                  President

F. THOMAS O'HALLORAN              Executive Vice        Elected in 2001           Partner and Investment Manager, joined Lord
(1955)                            President                                       Abbett in 2001; formerly Executive
                                                                                  Director/Senior Research Analyst at Dillon
                                                                                  Read/UBS Warburg.

JAMES BERNAICHE                   Chief Compliance      Elected in 2004           Chief Compliance Officer, joined Lord Abbett
(1956)                            Officer                                         in 2001; formerly Vice President and Chief
                                                                                  Compliance Officer with Credit Suisse Asset
                                                                                  Management.

JOAN A. BINSTOCK                  Chief Financial       Elected in 1999           Partner and Chief Operations Officer, joined
(1954)                            Officer and Vice                                Lord Abbett in 1999.
                                  President

LESLEY-JANE DIXON                 Vice President        Elected in 1999           Partner and Investment Manager, joined Lord
(1964)                                                                            Abbett in 1995.

JOHN K. FORST                     Vice President and    Elected in 2005           Deputy General Counsel, joined Lord Abbett
(1960)                            Assistant Secretary                             in 2004; prior thereto Managing Director
                                                                                  and Associate General Counsel at New York
                                                                                  Life Investment Management LLC (2002-2003);
                                                                                  formerly Attorney at Dechert LLP
                                                                                  (2000-2002).

LAWRENCE H. KAPLAN                Vice President and    Elected in 1997           Partner and General Counsel, joined Lord
(1957)                            Secretary                                       Abbett in 1997.

ROBERT G. MORRIS                  Vice President        Elected in 1995           Partner and Chief Investment Officer,
(1944)                                                                            joined Lord Abbett in 1991.

A. EDWARD OBERHAUS, III           Vice President        Elected in 1996           Partner and Manager of Equity Trading,
(1959)                                                                            joined Lord Abbett in 1983.

CHRISTINA T. SIMMONS              Vice President and    Elected in 2000           Assistant General Counsel, joined Lord
(1957)                            Assistant Secretary                             Abbett in 1999.

BERNARD J. GRZELAK                Treasurer             Elected in 2003           Director of Fund Administration, joined Lord
(1971)                                                                            Abbett in 2003; formerly Vice President,
                                                                                  Lazard Asset Management LLC (2000-2003);
                                                                                  prior thereto Manager of Deloitte & Touche
                                                                                  LLP.

COMMITTEES
The standing committees of the Board are the Audit Committee, the Proxy Committee, and the Nominating and Governance Committee.

The Audit Committee is composed wholly of Directors who are not "interested persons" of the Fund. The members of the Audit Committee are Messrs. Bigelow, Calhoun and Hobbs, and Ms. Hill. The Audit Committee provides assistance to the Board in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Fund, and the quality and integrity of the Fund's financial reports. Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of the Fund's independent registered public accounting firm and considering violations of the Fund's Code of Ethics to determine what action should be taken. The Audit Committee meets quarterly and during the past fiscal year met four times.

The Proxy Committee is composed of at least two Directors who are not "interested persons" of the Fund, and also may include one or more Directors who are partners or employees of Lord Abbett. The current members of the Proxy Committee are three independent Directors: Messrs., Bush, MacDonald, and Neff. The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest. During the past fiscal year, the Proxy Committee met six times.

The Nominating and Governance Committee is composed of all the Directors who are not "interested persons" of the Fund. Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as independent Directors and as committee members; and (ii) periodically reviewing director/trustee compensation. During the past fiscal year, the Nominating and Governance Committee met three times. The Nominating and Governance Committee has adopted policies with respect to its consideration of any individual recommended by the Fund's shareholders to serve as an independent Director. A shareholder who would like to recommend a candidate may write to the Fund.

The Contracts Committee consists of all Directors who are not "interested persons" of the Fund. The Contracts Committee conducts much of the factual inquiry undertaken by the directors in connection with the Board's annual consideration of whether to renew the management and other contracts with Lord Abbett and Lord Abbett Distributor. Although the Contracts Committee did not hold any formal meetings during the last fiscal year, members of the Committee conducted inquiries into the portfolio management approach and results of Lord Abbett, and reported the results of those inquiries to the Nominating and Governance Committee.

COMPENSATION DISCLOSURE
The following table summarizes the compensation for each of the directors/trustees for the Fund and for all Lord Abbett-sponsored funds.

The second column of the following table sets forth the compensation accrued by the Fund for outside Directors. The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the outside directors/trustees, and amounts payable but deferred at the option of the director/trustee. No director/trustee of the funds associated with Lord Abbett and no officer of the funds received any compensation from the funds for acting as a director/trustee or officer.

                               (2)                                     (3)
                               FOR THE FISCAL YEAR ENDED               FOR YEAR ENDED DECEMBER 31, 2004
(1)                            JULY 31, 2005 AGGREGATE                 TOTAL COMPENSATION PAID BY THE FUND AND
NAME OF DIRECTOR               COMPENSATION ACCRUED BY THE FUND(1)     THIRTEEN OTHER LORD ABBETT-SPONSORED FUNDS(2)
----------------               -----------------------------------     ---------------------------------------------
E. Thayer Bigelow                 $  3,593                             $  127,364
William H.T. Bush                 $  3,442                             $  126,320
Robert B. Calhoun, Jr.            $  3,103                             $  127,000
Julie A. Hill                     $  3,396                             $  111,417
Franklin W. Hobbs                 $  2,814                             $  118,500
C. Alan MacDonald                 $  3,707                             $  131,320
Thomas J. Neff                    $  2,757                             $  117,000

----------

(1) Independent Directors' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by the Fund to its Independent Directors may be deferred at the option of a Director under an equity-based plan (the "equity-based plan") that deems the deferred amounts to be invested in shares of the Fund for later distribution to the Directors. In addition, $25,000 of each Director's retainer must be deferred and is deemed invested in shares of the Fund and other Lord Abbett-sponsored funds under the equity-based plan. Of the amounts shown in the second column, the total deferred amounts for the Directors are $471, $730, $3,103, $1,421, $2,814, $471 and $2,757,
     respectively.

(2) The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2004, including fees directors/trustees have chosen to defer.

The following chart provides certain information about the dollar range of equity securities beneficially owned by each Director in the Fund and other Lord Abbett-sponsored funds as of December 31, 2004. The amounts shown include deferred compensation to the Directors deemed invested in fund shares. The amounts ultimately received by the Directors under the deferred compensation plan will be directly linked to the investment performance of the funds.


                                    DOLLAR RANGE OF EQUITY         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
   NAME OF DIRECTOR                 SECURITIES IN THE FUND               IN LORD ABBETT-SPONSORED FUNDS
   ----------------                 ----------------------               ------------------------------
   Robert S. Dow                         Over $100,000                            Over $100,000
   E. Thayer Bigelow                     Over $100,000                            Over $100,000
   William H. T. Bush                     $1-$10,000                              Over $100,000
   Robert B. Calhoun, Jr.               $10,001-$50,000                           Over $100,000
   Julie A. Hill                          $1-$10,000                            $50,001-$100,000
   Franklin W. Hobbs                    $10,001-$50,000                           Over $100,000
   C. Alan MacDonald                   $50,001-$100,000                           Over $100,000
   Thomas J. Neff                        Over $100,000                            Over $100,000

CODE OF ETHICS
The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Fund's Code of Ethics which complies, in substance, with Rule 17j-1 of the Act and each of the recommendations of the Investment Company Institute's Advisory Group on Personal Investing. Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, prohibiting profiting on trades of the same security within 60 days and trading on material and non-public information. The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

PROXY VOTING

The Fund has delegated proxy voting responsibilities to the Fund's investment adviser, Lord Abbett, subject to the Proxy Committee's general oversight. Lord Abbett has adopted its own proxy voting policies and procedures for this purpose. A copy of Lord Abbett's proxy voting policies and procedures is attached as Appendix B.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ending June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available on the SEC's website at www.sec.gov. The Fund also has made this information available, without charge, on Lord Abbett's website at www.LordAbbett.com.

                                       4.
               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of November 9, 2005, the Fund's officers and Directors, as a group, owned less than 1% of the Fund's outstanding shares. As of November 9, 2005, to the best of our knowledge, the following record holders held 5% or more of the outstanding Class Y shares of the Fund:


Lord, Abbett Alpha Series                            32.14%
Attn: Bernie Grzelak
90 Hudson Street, Jersey City, NJ

State Street Bank & Trust Co TR                      20.12%
FBO the Becton Dickson & Company
105 Rosemont Rd, Westwood, MA

Strafe & Co.                                         12.00%
FBO FAO Childrens Custody
PO Box 160, Westerville, OH 43086-0160

KPMG Peat Marwick                                    22.79%
Retirement Plans Master Trust
3 Chestnut Ridge Rd, Montvale, NJ 07645


Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders. As of November 9, 2005, to the best of our knowledge, the following record holder held 25% or more the Funds' outstanding shares:

Lord, Abbett Alpha Series
Attn: Bernie Grzelak
90 Hudson Street, Jersey City, NJ

                                       5.
                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

As described under "Management" in the Prospectus, Lord Abbett is the Fund's investment adviser. The following partners of Lord Abbett are also officers of the Fund: Joan A. Binstock, Lawrence H. Kaplan, Robert G. Morris, and A. Edward Oberhaus, III. Robert S. Dow is a partner of Lord Abbett and an officer and Trustee of the Fund. The other partners of Lord Abbett are: Michael Brooks, Zane
E. Brown, Patrick Browne, John J. DiChiaro, Sholom Dinsky, Lesley-Jane Dixon, Milton Ezrati, Kevin P. Ferguson, Robert P. Fetch, Daria L. Foster, Daniel H. Frascarelli, Robert I. Gerber, Michael S. Goldstein, Michael A. Grant, Howard E. Hansen, Gerard Heffernan, Charles Hofer, W. Thomas Hudson, Cinda Hughes, Ellen
G. Itskovitz, Jerald Lanzotti, Richard Larsen, Robert A. Lee, Maren Lindstrom, Gregory M. Macosko, Thomas Malone, Charles Massare, Jr., Paul McNamara, Robert
J. Noelke, F. Thomas O'Halloran, R. Mark Pennington, Walter Prahl, Michael Radziemski, Eli M. Salzmann, Douglas B. Sieg, Richard Sieling, Michael T. Smith, Richard Smola, Jarrod Sohosky, Diane Tornejal, Christopher J. Towle, Edward von der Linde and Marion Zapolin. The address of each partner is 90 Hudson Street, Jersey City, NJ 07302-3973.

Under the Management Agreement between Lord Abbett and the Fund, the Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at the annual rate of .75 of 1% of the portion of the Fund's net assets not in excess of $100,000,000; and .50 of 1% of such assets over $100,000,000. This fee is allocated among the classes based on the classes' proportionate share of such average daily net assets.

For the fiscal years ended July 31, 2005, 2004, and 2003, Lord Abbett received management fees of $5,015,336, $6,128,926, and $5,720,450, respectively.

The Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, outside directors'/trustees' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.

Although not obligated to do so, Lord Abbett may waive all or a part of its management fees and/or may assume other expenses of the Fund.

INVESTMENT MANAGERS
As stated in the Prospectus, Lord Abbett uses a team of investment managers and analysts acting together to manage the investments of the Fund.

F. Thomas O'Halloran heads the team of the Developing Growth Fund and is primarily responsible for the day-to-day management of the Fund.

The following table indicates for the Fund as of July 31, 2005: (1) the number of other accounts managed by each investment manager who is primarily responsible for the day-to-day management of the Fund within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category. For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account. Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses Retirement and Benefit Plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries unaffiliated with Lord Abbett. (The data shown below are approximate.)

                                                     OTHER ACCOUNTS MANAGED (# AND TOTAL ASSETS IN MILLIONS)*
                                                     --------------------------------------------------------
                                                                            OTHER POOLED
                                                  REGISTERED INVESTMENT      INVESTMENT
FUND                      NAME                          COMPANIES             VEHICLES         OTHER ACCOUNTS
----                      ----                          ---------             --------
Developing Growth
Fund                      F. Thomas O'Halloran           2/$117.3                0/$0               3/$97.4


* Included in the number of accounts and total assets are 0 accounts with respect to which the management fee is based on the performance of the account.

Conflicts of interest may arise in connection with the investment managers' management of the investments of the Fund and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Fund and other accounts with similar investment objectives and policies. An investment manager potentially could use information concerning Fund's transactions to the advantage of other accounts and to the detriment of the Fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the Fund. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment managers' management of the investments of the Fund and the investments of the other accounts referenced in the table above.

COMPENSATION OF INVESTMENT MANAGERS

Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation takes into account the investment manager's experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the investment manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors. Investment results are evaluated based on an assessment of the investment manager's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the investment manager's assets under management, the revenues generated by those assets, or the profitability of the investment manager's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses investment managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to an investment manager's profit-sharing account are based on a percentage of the investment manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

HOLDINGS OF INVESTMENT MANAGERS
The following table indicates for each Fund the dollar range of shares beneficially owned by each investment manager who is primarily responsible for the day-to-day management of the Fund, as of July 31, 2005. This table includes the value of shares beneficially owned by such investment managers through 401(k) plans and certain other plans or accounts, if any.


                                                                DOLLAR RANGE OF SHARES IN THE FUND
                                                                ----------------------------------
                                                           $1-     $10,001-   $50,001-   $100,001-    $500,001-      OVER
FUND                      NAME                    NONE   $10,000    $50,000   $100,000    $500,000   $1,000,000   $1,000,000
----                      ----                    ----   -------    -------   --------   ---------   ----------   ----------
Developing Growth Fund    F. Thomas O'Halloran                                                           X

ADMINISTRATIVE SERVICES

Pursuant to an Administrative Agreement under which Lord Abbett provides certain administrative services not involving the provision of investment advice to the Fund, the Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of .04%. This fee is allocated among the classes of shares of the Fund based on average daily net assets.

The administrative services fees payable to Lord Abbett for the Fund are as follows:


                          2005         2004         2003
                          ----         ----         ----
                          $ 381,227    $ 470,314    $ 258,005

PRINCIPAL UNDERWRITER
Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Fund.

CUSTODIAN AND ACCOUNTING AGENT
State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO, 64105 is the Fund's custodian. The custodian pays for and collects proceeds of securities bought and sold by the Fund and attends to the collection of principal and income. The custodian may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by the Fund in foreign countries and to hold cash and currencies for the Fund. In accordance with the requirements of Rule 17f-5, the Board has approved arrangements permitting the Fund's foreign assets not held by the custodian or its foreign branches to be held by certain qualified foreign banks and depositories. In addition, State Street Bank and Trust Company performs certain accounting and record keeping functions relating to portfolio transactions and calculates the Fund's net asset value.

TRANSFER AGENT

DST Systems, Inc., 210 W. 10th St., Kansas City, MO, 64106, acts as the transfer agent and dividend disbursing agent for the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, Two World Financial Center, New York, NY, 10281, is the Independent Registered Public Accounting Firm of the Fund and must be approved at least annually by the Fund's Board to continue in such capacity. Deloitte & Touche LLP performs audit services for the Fund, including the examination of financial statements included in the Fund's Annual Report to Shareholders.

                                       6.
                    BROKERAGE ALLOCATIONS AND OTHER PRACTICES

Lord Abbett's and the Fund's policy is to obtain best execution on all portfolio transactions, which means that it seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers' services. Consistent with obtaining best execution, the Fund may pay, as described below, a higher commission than some brokers might charge on the same transaction. Lord Abbett's and the Fund's policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, the Fund, if considered advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Broker-dealers are selected on the basis of their professional capability to obtain best execution of the Fund's portfolio transactions. Normally, the selection is made by traders who are employees of Lord Abbett. These traders also do the trading for other accounts -- investment companies and other investment clients -- managed by Lord Abbett. They are responsible for seeking best execution.

In transactions on stock exchanges in the United States, commissions are typically negotiated, whereas on many foreign stock exchanges commissions are fixed. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Purchases from underwriters of newly-issued securities for inclusion in the Fund's portfolio usually will include a concession paid to the underwriter by the issuer, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

The Fund pays a commission rate that Lord Abbett believes is appropriate to give maximum assurance that the Fund's brokers will provide the Fund, on a continuing basis, with the highest level of brokerage services available. While Lord Abbett does not always seek the lowest possible commissions on particular trades, Lord Abbett believes that the Fund's commission rates are in line with the rates that many other institutions pay. The Fund's traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers, viewed in terms of either the particular transaction or the overall responsibilities of Lord Abbett with respect to the Fund and the other accounts Lord Abbett manages. Such services include showing the Fund trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, confidential treatment, promptness and reliability.

While neither Lord Abbett nor the Fund obtains third party research services from brokers executing portfolio transactions for the Fund, some of these brokers may provide proprietary research services, at least some of which are useful to Lord Abbett in its overall responsibilities with respect to the Fund and the other accounts Lord Abbett manages. In addition, Lord Abbett purchases third party research with its own funds. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Such services may be used by Lord Abbett in servicing all its accounts, and not all of such services will necessarily be used by Lord Abbett in connection with its management of the Fund. Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with its management of the Fund, and not all of such services will necessarily be used by Lord Abbett in connection with its advisory services to such other accounts. Lord Abbett cannot allocate research services received from brokers to any particular account, research services are not a substitute for Lord Abbett's services but are supplemental to its own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into its investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of proprietary research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be increased if it attempted to generate such additional information through its own staff.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.



Lord Abbett seeks to combine or "batch" purchases or sales of a particular security placed at the same time for similarly situated accounts, including the Fund, to facilitate "best execution" and to reduce other transaction costs, if relevant. Each account that participates in a particular batched order, including the Fund, will do so at the average share price for all transactions related to that order in that security on that business day. Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating accounts in proportion to the size of the order placed for each account (i.e., pro-rata). Lord Abbett, however, may increase or decrease the amount of securities allocated to one or more accounts if necessary to avoid holding odd-lot or small numbers of shares in a client account. In addition, if Lord Abbett is unable to execute fully a batched transaction and determines that it would be impractical to allocate a small number of securities on a pro-rata basis among the participating accounts, Lord Abbett allocates the securities in a manner it determines to be fair to all accounts over time.

At times, Lord Abbett is not able to batch purchases and sales for all accounts or products it is managing, such as when an individually-managed account client directs us to use a particular broker for a trade (sometimes referred to as "directed accounts"), or when Lord Abbett is placing transactions for separately managed account programs (sometimes referred to as "wrap programs"). When it does not batch purchases and sales, Lord Abbett usually uses a rotation process for placing equity transactions on behalf of the different groups of accounts or products with respect to which transactions are communicated to the trading desk or placed at or about the same time. Generally, Lord Abbett will place trades first for transactions on behalf of the Lord Abbett funds and non-directed individually-managed institutional accounts, second for wrap programs, by program, and finally for directed accounts.

For the fiscal years ended July 31, 2005, 2004, and 2003, the Fund paid total commissions on transactions of securities to independent broker dealers of $132,028, $93,184, $132,454, respectively.

                                       7.
                                CLASSES OF SHARES

The Fund offers investors different classes of shares to eligible purchasers. Only Class Y shares are offered in this SAI. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights. Additional classes, series, or funds may be added in the future. The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series, or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund. However, the Rule exempts the selection of the independent registered public accounting firm, the approval of a contract with a principal underwriter and the election of directors from the separate voting requirements.

The Fund's By-Laws provide that the Fund shall not hold a meeting of its shareholders in any year unless one or more matters are required to be acted on by shareholders under the Act, or unless called by a majority of the Board or by shareholders holding at least one quarter of the stock of the Fund outstanding and entitled to vote at the meeting. When any such meeting is held, the shareholders will elect directors.

                                       8.

            PURCHASES, REDEMPTIONS, PRICING, AND PAYMENTS TO DEALERS

Information concerning how we value Fund shares is contained in the Prospectus under "Purchases" and "Redemptions."

The Fund's Board has adopted policies and procedures that are designed to prevent or stop excessive trading and market timing. Please see the Prospectus under "Purchases."

Under normal circumstances we calculate the Fund's net asset value as of the close of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation. The NYSE is closed on Saturdays and Sundays and the following holidays -- New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Portfolio securities are valued at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sale price, or, if there is no sale on that day, at the last bid, or, in the case of bonds, in the over-the-counter market if, that market more accurately reflects the market value of the bonds. Unlisted equity securities are valued at the last transaction price, or if there were no transactions that day, at the mean between the last bid and asked prices. Over-the-counter fixed income securities are valued at prices supplied by independent pricing services, which reflect broker-dealer-supplied valuations and electronic data processing techniques reflecting the mean between the bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board.

All assets and liabilities expressed in foreign currencies will be converted into United States dollars at the exchange rates of such currencies against United States dollars provided by an independent pricing service at the close of regular trading on the London Stock Exchange. If such exchange rates are not available, the rate of exchange will be determined in accordance with the policies established by the Board as described in the Prospectus.

The net asset value per share for the Class Y shares will be determined by taking the net assets and dividing by the number of Class Y shares outstanding. Our Class Y shares will be offered at net asset value.

CLASS Y SHARE EXCHANGES. The Prospectus briefly describes the Telephone Exchange Privilege. You may exchange some or all of your Class Y shares for Class Y shares of any Lord Abbett-sponsored funds currently offering Class Y shares to the public. You should read the prospectus of the other fund before exchanging. In establishing a new account by exchange, shares of the fund being exchanged must have a value equal to at least the minimum initial investment required for the other fund into which the exchange is made. We reserve the right to reject or restrict any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. The Fund is designed for long-term investors and is not designed to serve as a vehicle for frequent trading in response to short-term swings in the market.

REDEMPTIONS. A redemption order is in proper form when it contains all of the information and documentation required by the order form or otherwise by Lord Abbett Distributor or the Fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor. See the Prospectus for expedited redemption procedures.

The right to redeem and receive payment, as described in the Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the Securities and Exchange Commission ("SEC") deems an emergency to exist.

The Board may authorize redemption of all of the shares in any account in which there are fewer than 25 shares. Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 60 days' prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

REVENUE SHARING AND OTHER PAYMENTS TO DEALERS AND FINANCIAL INTERMEDIARIES. As described in each Fund's prospectus, Lord Abbett or Lord Abbett Distributor, in its sole discretion, at its own expense and without cost to the Fund or shareholders, also may make payments to dealers and other firms authorized to accept orders for Fund shares (collectively, "Dealers") in connection with marketing and/or distribution support for Dealers, shareholder servicing, entertainment, training and education activities for the Dealers, their investment professionals and/or their clients or potential clients, and/or the purchase of products or services from such Dealers. Some of these payments may be referred to as revenue sharing payments. As of the date of this statement of additional information, the Dealers to whom Lord Abbett or Lord Abbett Distributor makes revenue sharing payments (not including payments for entertainment, and training and education activities for the Dealers, their investment professionals and/or their clients or potential clients) with respect to the Fund and/or other Lord Abbett Funds were as follows:


   Allstate Life Insurance Company                          Morgan Stanley DW, Inc.
   Allstate Life Insurance Company of New York              National Financial Partners
   A.G. Edwards & Sons, Inc.                                Piper Jaffrey & Co.
   B.C. Ziegler and Company                                 Protective Life Insurance Company

   Bodell Overcash Anderson & Co., Inc.                     Prudential Investment Management Services LLC
   Cadaret, Grant & Co., Inc.                               RBC Dain Rauscher
   Citigroup Global Markets, Inc.                           Raymond James & Associates, Inc.
   Edward D. Jones & Co.                                    Raymond James Financial Services, Inc.
   Family Investors Company                                 Sun Life Assurance Company of Canada
   James I. Black & Co.                                     The Travelers Insurance Company
   Legg Mason Wood Walker, Inc.                             The Travelers Life and Annuity Company
   McDonald Investments Inc.                                UBS Financial Services Inc.
   Merrill Lynch, Pierce, Fenner & Smith Incorporated       Wachovia Securities, LLC
      (and/or certain of its affiliates)
   Metlife Securities, Inc.


FOR MORE SPECIFIC INFORMATION ABOUT ANY REVENUE SHARING PAYMENTS MADE TO YOUR DEALER, INVESTORS SHOULD CONTACT THEIR INVESTMENT PROFESSIONALS.

Thomas J. Neff, an independent director of the Fund, is a director of Hewitt Associates, Inc. and owns less than .01 of 1% of the outstanding shares of Hewitt Associates, Inc. Hewitt Associates is a global human resources outsourcing and consulting firm with approximately $2.2 billion in revenue in fiscal 2004. Hewitt Associates LLC, a subsidiary of Hewitt Associates, Inc., may receive recordkeeping payments from the Fund and/or other Lord Abbett-sponsored funds. In the twelve months ended October 31, 2005, Hewitt Associates LLC received recordkeeping payments totaling approximately $414,000 from all of the Lord Abbett-sponsored Funds in the aggregate.

REDEMPTIONS IN KIND. Under circumstances in which it is deemed detrimental to the best interests of the Fund's shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by a distribution in kind of readily marketable securities in lieu of cash. The Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

                                       9.
                              TAXATION OF THE FUND

The Fund has elected, has qualified, and intends to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986 (the "Code"). If it qualifies as a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders. If in any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates and when such income is distributed, such distributions will be further taxed at the shareholder level. Assuming the Fund does qualify as a regulated investment company, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year. The Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

The Fund intends to declare and pay as dividends each year substantially all of its net income from investments. Dividends paid by the Fund from its ordinary income or net realized short-term capital gains are taxable to you as ordinary income; however, certain qualified dividend income that the Fund receives and distributes to you is subject to a reduced tax rate of 15% (5% if you are in the 10% or 15% tax brackets) if you meet the general requirement of having held your Fund shares for more than 60 days, and you satisfy certain other requirements.

Dividends paid by the Fund from its net realized long-term capital gains are taxable to you as long-term capital gains, regardless of the length of time you have owned Fund shares. The maximum federal tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are currently
(i) the same as ordinary income tax rates for capital assets held for one year or less, and (ii) 15% (5% for taxpayers in the 10% or 15% tax brackets) for capital assets held for more than one year. You should also be aware that the benefits of the long-term capital gains and qualified dividend rates may be reduced if you are subject to the alternative minimum tax. Capital gains recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations. All dividends are taxable regardless of whether they are received in cash or reinvested in Fund shares.

The Fund's net capital losses for any year cannot be passed through to you but can be carried forward for a period of years to offset the Fund's capital gains in those years. To the extent capital gains are offset by such losses, they do not result in tax liability to the Fund and are not expected to be distributed to you as long-term capital gains dividends.

Dividends paid by the Fund to corporate shareholders may qualify for the dividends received deduction to the extent they are derived from dividends paid to the Fund by domestic corporations. If you are a corporation, you must have held your Fund shares for more than 45 days to qualify for the dividends received deduction. The dividends received deduction may be limited if you incur indebtedness to acquire Fund shares, and may result in reduction to the basis of your shares in the Fund if the dividend constitutes an extraordinary dividend at the Fund level.

Distributions paid by the Fund that do not constitute dividends because they exceed the Fund's current and accumulated earnings and profits will be treated as a return of capital and reduce the tax basis of your Fund shares. To the extent that such distributions exceed the tax basis of your Fund shares, the excess amounts will be treated as gains from the sale of the shares.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November, or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed paid by the Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year. The Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

At the time of your purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund's portfolio or to undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable to you even if the net asset value of your shares is, as a result of the distributions, reduced below your cost for such shares and the distributions economically represent a return of a portion of your investment.

In general, if Fund shares are sold, you will recognize gain or loss equal to the difference between the amount realized on the sale and your adjusted basis in the shares. Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss. However, if your holding period in your Fund shares is six months or less, any capital loss realized from a sale, exchange, or redemption of such shares must be treated as long-term capital loss to the extent of dividends classified as "capital gain dividends" received with respect to such shares. Losses on the sale of Fund shares are not deductible if, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, you acquire shares that are substantially identical.

If your Fund shares are redeemed by a distribution of securities, you will be taxed as if you had received cash equal to the fair market value of the securities. Consequently, you will have a fair market value basis in the securities.

Under Treasury regulations, if you are an individual and recognize a loss with respect to Fund shares of $2 million or more (if you are a corporation, $10 million or more) in any single taxable year (or greater amounts over a combination of years), you may be required to file a disclosure statement with the Internal Revenue Service.

Certain investment practices that the Fund may utilize, such as investing in options, futures, forward contracts, short sales, foreign currency, or foreign entities classified as "passive foreign investment companies" for U.S. tax purposes, may affect the amount, character, and timing of the recognition of gains and losses by the Fund. Such transactions may in turn affect the amount and character of Fund distributions to you.

The Fund may in some cases be subject to foreign withholding taxes, which would reduce the yield on its investments. It is generally expected that the Fund will not be eligible to pass through to you the ability to claim a federal income tax credit or deduction for foreign income taxes paid by the Fund.

You may be subject to a 28% withholding tax on reportable dividends, capital gain distributions, and redemption payments and exchanges ("backup withholding"). Generally, you will be subject to backup withholding if the Fund does not have your certified taxpayer identification number on file, or, to the Fund's knowledge, the number that you have provided is incorrect or backup withholding is applicable as a result of your previous underreporting of interest or dividend income. When establishing an account, you must certify under penalties of perjury that your taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. federal income tax rules described above. Many states allow you to exclude from your state taxable income the percentage of dividends derived from certain federal obligations, including interest on some federal agency obligations. Certain states, however, may require that a specific percentage of the Fund's income be derived from federal obligations before such dividends may be excluded from state taxable income. The Fund may invest some or all of its assets in such federal obligations. The Fund intends to provide to you on an annual basis information to permit you to determine whether Fund dividends derived from interest on federal obligations may be excluded from state taxable income.

If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply and you should consult your tax adviser for detailed information about the tax consequences to you of owning Fund shares.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts). The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity. If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax adviser regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on dividends representing ordinary income and net short-term capital gains, and the applicability of U.S. gift and estate taxes.

Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, and local tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, exchange, or redemption of your Fund shares.

                                       10.
                                   UNDERWRITER

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, New Jersey 07302-3973, serves as the principal underwriter for the Fund. The Fund has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of the Fund, and to make reasonable efforts to sell Fund shares, on a continuous basis, so long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained by reasonable efforts.

                                       11.
                                   PERFORMANCE

The Fund computes the average annual compounded rates of total return during specified periods (i) before taxes, (ii) after taxes on Fund distributions, and
(iii) after taxes on Fund distributions and redemption (or sale) of Fund shares at the end of the measurement period. The Fund equates the initial amount invested to the ending (redeemable) value of such investment by adding one to the computed average annual total return, expressed as a percentage (i) before taxes, (ii) after taxes on Fund distributions, and (iii) after taxes on Fund distributions and redemption of Fund shares at the end of the measurement period, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars, which represents a hypothetical initial investment. The calculation assumes deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all distributions (i) without the effect of taxes, (ii) less taxes due on such Fund distributions, and (iii) less taxes due on such Fund distributions and redemption of Fund shares, on the reinvestment dates at prices calculated as stated in the Prospectus. The ending (redeemable) value is determined by assuming a complete redemption at the end of the period(s) covered by the average annual total return computation and, in the case of after taxes on Fund distributions and redemption of Fund shares, includes subtracting capital gains taxes resulting from the redemption and adjustments to take into account the tax benefit from any capital losses that may have resulted from the redemption.

In calculating total returns for Class Y shares, no sales charge is deducted from the initial investment and the total return is shown at net asset value.

Using the computation methods described above, the following table indicates average annual compounded rates of total return on an initial investment of one thousand dollars as of July 31, 2005, for the Fund, per class, for one-year, five-years, and ten-years, or the life of Fund, where applicable. The after-tax returns were calculated using the highest applicable individual federal marginal tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distribution (e.g., the ordinary income rate for ordinary income distributions, the short-term capital gain rate for short-term capital gains distributions, and the long-term capital gain rate for long-term capital gains distributions). The tax rates may vary over the measurement period. Certain qualified dividends received by the Fund and distributed to you, will be subject to a reduced tax rate and not the ordinary income rate. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) were disregarded, as were the effect of phaseouts of certain exemptions, deductions and credits at various income levels, and the impact of the federal alternative minimum income tax. Before- and after-tax returns are provided for Class Y shares for the Fund. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                       LIFE OF FUND
                                    1 YEAR           5 YEARS           CLASS Y - 12/30/97
                                    ------           -------           ------------------
Class Y shares
    Before Taxes                    24.43%           0.06%                    4.00%

Class Y shares After
    Taxes on Distributions          24.43%           0.06%                    3.58%

Class Y shares After Taxes on
    Distributions and Sale of
    Fund Shares                     15.88%           0.05%                    3.19%

These figures represent past performance, and an investor should be aware that the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Therefore, there is no assurance that past performance will be repeated in the future.

The Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports, or sales literature. Thirty-day yield and average annual total return values are computed pursuant to formulas specified by the SEC. The Fund may also from time to time quote distribution rates in reports to shareholders and in sales literature. In addition, the Fund may from time to time advertise or describe in sales literature its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services, and/or investments for which reliable performance information is available.

                                       12.
                              FINANCIAL STATEMENTS

The financial statements incorporated herein by reference from Lord Abbett Developing Growth Fund, Inc.'s 2005 Annual Report to Shareholders have been audited by Deloitte & Touche LLP, an Independent Registered Public Accounting Firm, as stated in their report, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                   APPENDIX A

                      FUND PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that may receive portfolio holdings or related information under the circumstances described above under Investment Policies - Policies and Procedures Governing Disclosure of Portfolio Holdings:


                                                                            PORTFOLIO COMMENTARIES,
                                                                           FACT SHEETS, PERFORMANCE
                                               PORTFOLIO HOLDINGS           ATTRIBUTION INFORMATION
                                                   (ITEM #1)*                      (ITEM #2)*
                                                   ----------                      ----------
ABN-AMRO Asset Management                                                  Monthly
ADP Retirement Services                                                    Monthly
AG Edwards                                                                 Monthly
AIG SunAmerica                                                             Monthly
Allstate Life Insurance Company                                            Monthly
Alpha Investment Consulting Group LLC                                      Monthly
American Express Retirement Services                                       Monthly
American United Life Insurance Company                                     Monthly
AMG                                                                        Monthly
Amivest Capital Management                                                 Monthly
Amvescap Retirement                                                        Monthly
AON Consulting                                                             Monthly
Arnerich Massena & Associates, Inc.            Monthly                     Monthly
Asset Performance Partners                     Monthly                     Monthly
Asset Strategies Portfolio Services, Inc.                                  Monthly
AXA Financial Services                                                     Monthly
Bank of America Corporation                                                Monthly
Bank of New York                                                           Monthly
Bank of Oklahoma                                                           Monthly
Bank One                                                                   Monthly
BC Zeigler                                                                 Monthly
Becker, Burke Associates                       Monthly                     Monthly
Bellweather Consulting                                                     Monthly
Berthel Schutter                               Monthly                     Monthly
Brown Brothers Harriman                                                    Monthly
Buck Consultants, Inc.                                                     Monthly
Callan Associates Inc.                         Monthly                     Monthly
Cambridge Associates LLC                       Monthly                     Monthly
Cambridge Financial Services                                               Monthly
Ceridian                                                                   Monthly
Charles Schwab & Co                                                        Monthly
Chicago Trust Company                                                      Monthly
CIBC Oppenheimer                                                           Monthly
CitiStreet Retirement Services                                             Monthly
Clark Consulting                                                           Monthly
Columbia Funds                                                             Monthly
Columbia Management Group                                                  Monthly
Columbia Trust Company                                                     Monthly
Concord Advisory Group Ltd.                    Monthly                     Monthly
Consulting Services Group, LP                                              Monthly

                                                                            PORTFOLIO COMMENTARIES,
                                                                           FACT SHEETS, PERFORMANCE
                                               PORTFOLIO HOLDINGS           ATTRIBUTION INFORMATION
                                                   (ITEM #1)*                     (ITEM #2)*
                                                   ----------                     ----------
Copic Financial                                                            Monthly
CPI Qualified Plan Consultants                                             Monthly
CRA Rogers Casey                                                           Monthly
Curcio Webb                                    Monthly                     Monthly
D.A. Davidson                                                              Monthly
Dahab Assoc.                                                               Monthly
Daily Access                                                               Monthly
Defined Contribution Advisors, Inc.                                        Monthly
Delaware Investment Advisors                                               Monthly
DeMarche Associates, Inc.                      Monthly                     Monthly
DiMeo Schneider & Associates                                               Monthly
Disabato Associates, Inc.                                                  Monthly
Diversified Investment Advisors, Inc.                                      Monthly
EAI                                                                        Monthly
Edward Jones                                                               Monthly
Ennis, Knupp & Associates                                                  Monthly
Federated Investments                                                      Monthly
Fidelity Investment                                                        Monthly
Fidelity Investments                                                       Monthly
Fifth Third Bank                                                           Monthly
First Mercantile Trust Co.                                                 Monthly
FleetBoston Financial Corp.                                                Monthly
Franklin Templeton                                                         Monthly
Freedom One Financial Group                    Monthly
Freedom One Investment Advisors                                            Monthly
Frost Bank                                                                 Monthly
Fuji Investment Management Co., Ltd.                                       Monthly
Fund Evaluation Group, Inc.                    Monthly                     Monthly
Goldman Sachs                                                              Monthly
Great West Life and Annuity Insurance Company                              Monthly
Greenwich Associates                                                       Monthly
Guardian Life Insurance                                                    Monthly
Hartford Life Insurance Company                                            Monthly
Hartland & Co.                                 Monthly                     Monthly
Hewitt Associates LLC                          Monthly
Hewitt Financial Services, LLC                                             Monthly
Hewitt Investment Group                        Monthly                     Monthly
Highland Consulting Associates, Inc.                                       Monthly
Holbien Associates, Inc.                                                   Monthly
Horace Mann Life Insurance Company                                         Monthly
HSBC                                                                       Monthly
ICMA Retirement Corp.                                                      Monthly
ING                                                                        Monthly
Intuit                                                                     Monthly
INVESCO Retirement Services                                                Monthly
Invesmart                                                                  Monthly

                                                                            PORTFOLIO COMMENTARIES,
                                                                           FACT SHEETS, PERFORMANCE
                                               PORTFOLIO HOLDINGS           ATTRIBUTION INFORMATION
                                                   (ITEM #1)*                     (ITEM #2)*
                                                   ----------                     ----------
Investment Consulting Services, LLC                                        Monthly
Invivia                                                                    Monthly
Irish Life Inter. Managers                     Monthly
Janney Montgomery Scott LLC                                                Monthly
Jefferson National Life Insurance Company                                  Monthly
Jeffrey Slocum & Associates, Inc.              Monthly                     Monthly
JP Morgan Consulting                                                       Monthly
JP Morgan Fleming Asset Management                                         Monthly
JP Morgan Investment Management                                            Monthly
LCG Associates, Inc.                                                       Monthly
Legacy Strategic Asset Mgmt. Co.                                           Monthly
Legg Mason                                                                 Monthly
Lincoln Financial                                                          Monthly
LPL Financial Services                                                     Monthly
Manulife Financial                                                         Monthly
Marco Consulting Group                                                     Monthly
Marquette Associates, Inc.                     Monthly                     Monthly
MassMutual Financial Group                                                 Monthly
McDonald                                                                   Monthly
Meketa Investment Group                                                    Monthly
Mellon Employee Benefit Solutions                                          Monthly
Mellon Human Resources & Investor Solutions                                Monthly
Mercer HR Services                                                         Monthly
Mercer Investment Consulting                                               Monthly
Merrill Lynch                                                              Monthly
Merrill Lynch, Pierce, Fenner & Smith, Inc.    Monthly
MetLife                                                                    Monthly
MetLife Investors                                                          Monthly
MFS Retirement Services, Inc.                                              Monthly
MFS/Sun Life Financial Distributors, Inc.                                  Monthly
(MFSLF)
Midland National Life                                                      Monthly
Milliman & Robertson Inc.                                                  Monthly
Minnesota Life Insurance Company                                           Monthly
ML Benefits & Investment Solutions                                         Monthly
Monroe Vos Consulting Group, Inc.                                          Monthly
Morgan Keegan                                                              Monthly
Morgan Stanley Dean Witter                                                 Monthly
MorganStanley                                                              Monthly
Morningstar Associates, Inc.                                               Monthly
National City Bank                                                         Monthly
Nationwide Financial                                                       Monthly
NCCI Holdings, Inc.                                                        Monthly
New England Pension Consultants                Monthly                     Monthly
Newkirk Products, Inc.                         Monthly
New York Life Investment Management                                        Monthly
Nordstrom Pension Consulting (NPC)                                         Monthly

                                                                            PORTFOLIO COMMENTARIES,
                                                                           FACT SHEETS, PERFORMANCE
                                               PORTFOLIO HOLDINGS           ATTRIBUTION INFORMATION
                                                   (ITEM #1)*                     (ITEM #2)*
                                                   ----------                     ----------
NY Life Insurance Company                                                  Monthly
Oxford Associates                                                          Monthly
Palmer & Cay Investment Services                                           Monthly
Paul L. Nelson & Associates                                                Monthly
Peirce Park Group                                                          Monthly
Pension Consultants, Inc.                                                  Monthly
PFE Group                                                                  Monthly
PFM Group                                                                  Monthly
PFPC, Inc.                                                                 Monthly
Phoenix Life Insurance Company                                             Monthly
Piper Jaffray/ USBancorp                                                   Monthly
Planco                                         Monthly
PNC Advisors                                                               Monthly
Portfolio Evaluations, Inc.                                                Monthly
Prime, Buchholz & Associates, Inc.                                         Monthly
Protective Life Corporation                                                Monthly
Prudential Financial                                                       Monthly
Prudential Investments                                                     Monthly
Prudential Securities, Inc.                                                Monthly
Putnam Fiduciary Trust Company                 Monthly
Putnam Investments                                                         Monthly
Quant Consulting                                                           Monthly
R.V. Kuhns & Associates, Inc.                                              Monthly
Raymond James Financial                                                    Monthly
RBC Dain Rauscher                                                          Monthly
Rocaton Investment Advisors, LLC                                           Monthly
Ron Blue & Co.                                                             Monthly
Roszel Advisors, LLC (MLIG)                                                Monthly
Schwab Corporate Services                      Monthly
Scudder Investments                                                        Monthly
Segal Advisors                                                             Monthly
SEI Investment                                                             Monthly
Shields Associates                                                         Monthly
Smith Barney                                                               Monthly
Spagnola-Cosack, Inc.                                                      Monthly
Standard & Poor's                                                          Monthly
Stanton Group                                                              Monthly
Stearne, Agee & Leach                                                      Monthly
Stephen's, Inc.                                                            Monthly
Stifel Nicolaus                                                            Monthly
Strategic Advisers, Inc.                       Monthly
Strategic Investment Solutions                                             Monthly
Stratford Advisory Group, Inc.                 Monthly                     Monthly
Summit Strategies Group                                                    Monthly
T. Rowe Price Associates, Inc.                                             Monthly
TD Asset Management                                                        Monthly
The 401k Company                                                           Monthly

                                                                            PORTFOLIO COMMENTARIES,
                                                                           FACT SHEETS, PERFORMANCE
                                               PORTFOLIO HOLDINGS           ATTRIBUTION INFORMATION
                                                   (ITEM #1)*                     (ITEM #2)*
                                                   ----------                     ----------
The Carmack Group, Inc.                                                    Monthly
The Managers Fund                                                          Monthly
The Manufacturers Life Ins. Co.                Monthly
The Vanguard Group                                                         Monthly
Towers Perrin                                                              Monthly
Transamerica Retirement Services                                           Monthly
Travelers Life & Annuity Company                                           Monthly
UBS- Prime Consulting Group                                                Monthly
UMB                                                                        Monthly
Union Bank of California                                                   Monthly
US Bank                                                                    Monthly
USI Retirement                                                             Monthly
Valic                                                                      Monthly
Vanguard                                                                   Monthly
Victory Capital Management                                                 Monthly
Vestek Systems, Inc.                           Monthly
Wachovia Bank                                                              Monthly
Watson Wyatt Worldwide                         Monthly                     Monthly
Welch Hornsby                                                              Monthly
Wells Fargo                                                                Monthly
William M. Mercer Consulting Inc.                                          Monthly
Wilshire Associates Incorporated                                           Monthly
Wurts & Associates                             Monthly                     Monthly
Wyatt Investment Consulting, Inc.                                          Monthly
Yanni Partners                                                             Monthly

                                                                NOVEMBER 8, 2005

                                   APPENDIX B

                             LORD, ABBETT & CO. LLC

                      PROXY VOTING POLICIES AND PROCEDURES

                         INTRODUCTION

     Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process. Lord Abbett's Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Director of Equity Investments, the Firm's Managing Member and its General Counsel. Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team's portfolio is voted in a timely manner in accordance with those policies. In each case where an investment team declines to follow a recommendation of a company's management, a detailed explanation of the reason(s) for the decision is entered into the proxy voting system. Lord Abbett has retained Institutional Shareholder Services ("ISS") to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

     The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds' Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

     Lord Abbett is a privately-held firm, and we conduct only one business: we manage the investment portfolios of our clients. We are not part of a larger group of companies conducting diverse financial operations. We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett's proxy voting process would be limited. Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds' Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under "Specific Procedures for Potential Conflict Situations". If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of ISS. If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of ISS.

                         SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

SITUATION 1. Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.

     Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a "Fund Director Company"). If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided NOT to follow the proxy voting recommendation of ISS, then Lord Abbett shall bring that issue to the Fund's Proxy Committee for instructions on how to vote that proxy issue.

     The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund's Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

SITUATION 2. Lord Abbett has a Significant Business Relationship with a Company.

     Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a "Relationship Firm"). A "significant business relationship" for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds' total shares for the last 12 months; (b) a firm which is a sponsor firm with respect to Lord Abbett's Private Advisory Services business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class Y shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

     For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund's Proxy Committee and shall seek voting instructions from the Fund's Proxy Committee only in those situations where Lord Abbett has proposed NOT to follow the recommendations of ISS.

                       SUMMARY OF PROXY VOTING GUIDELINES

     Lord Abbett generally votes in accordance with management's recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals. This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

ELECTION OF DIRECTORS

     Lord Abbett will generally vote in accordance with management's recommendations on the election of directors. However, votes on director nominees are made on a case-by- case basis. Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors' investment in the company. We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.

     There are some actions by directors that may result in votes being withheld. These actions include:

     1) Attending less than 75% of board and committee meetings without a valid excuse.
     2) Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.
     3) Failing to act on takeover offers where a majority of shareholders tendered their shares.
     4) Serving as inside directors and sit on an audit, compensation, stock option or nomination committee.
     5)        Failing to replace management as appropriate.

     We will generally approve proposals to elect directors annually. The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. The basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board. Although shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, a classified board tips the balance of power too much toward incumbent management at the price of potentially ignoring shareholder interests.

INCENTIVE COMPENSATION PLANS

     We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case by case basis. We use ISS for guidance on appropriate compensation ranges for various industries and company sizes. In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

     We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:

          1) The stock's volatility, to ensure the stock price will not be back in the money over the near term.
          2)   Management's rationale for why the repricing is necessary.
          3) The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

          4) Other factors, such as the number of participants, term of option, and the value for value exchange.

  In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans. Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies' compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

                               SHAREHOLDER RIGHTS

CUMULATIVE VOTING

     We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

CONFIDENTIAL VOTING

     There are both advantages and disadvantages to a confidential ballot. Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee. A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

     On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

SUPERMAJORITY VOTING

     Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

TAKEOVER ISSUES

     Votes on mergers and acquisitions must be considered on a case by case basis. The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights. It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more that 10% of the company's voting stock. Restructuring proposals will also be evaluated on a case by case basis following the same guidelines as those used for mergers.

     Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1) Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2) Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

3) Shareholder Rights Plans (so-called "Poison Pills"), usually "blank check" preferred and other classes of voting securities that can be issued without further shareholder approval. However, we look at these proposals on a case by case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals. We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4) "Chewable Pill" provisions, are the preferred form of Shareholder Rights Plan. These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote. To strike a balance of power between management and the shareholder, ideally "Chewable Pill" provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

     - Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.
     -    No dead-hand or no-hand pills.
     - Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.
     - Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

SOCIAL ISSUES

     It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings. We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.